As filed with the Securities and Exchange Commission on May 16, 2007
                                              Securities Act File No. 333-140075
                                           Investment Company File No. 811-22008


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A


        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

                          Pre-Effective Amendment No. 1                      [X]

                          Post-Effective Amendment No.                       [ ]

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                                 Amendment No. 1                             [X]
                        (Check appropriate box or boxes)



                      IndexIQTM Exchange-Traded Funds, Inc.
                      -------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                              420 Lexington Avenue,
                                   Suite 2550
                            New York, New York 10170
                            ------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 867-7400
                                                    --------------


                               Jeffrey L. Feldman
                      IndexIQTM Exchange-Traded Funds, Inc.
                        420 Lexington Avenue, Suite 2550
                            New York, New York 10170
                            ------------------------
                     (Name and Address of Agent for Service)

                        Copy to: Michael R. Rosella, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                               75 East 55th Street
                            New York, New York 10022

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective: (check appropriate box)
               [   ]  immediately upon filing pursuant to paragraph (b)
               [   ]  on (date) pursuant to paragraph (b)
               [   ]  60 days after filing pursuant to paragraph (a) (1)
               [   ]  on (date) pursuant to paragraph (a) (1)
               [   ]  75 days after filing pursuant to paragraph (a)(2)
               [   ]  on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
               [   ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Registrant declares that an indefinite amount of its shares of beneficial interest is being registered by this Registration Statement pursuant to Section 24(f) under the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall became effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                     IndexIQ(TM) Exchange-Traded Funds, Inc.

                 PRELIMINARY PROSPECTUS - SUBJECT TO COMPLETION

                           DATED________________, 2007

PROSPECTUS

IndexIQ(TM)  Innovation Leaders All Cap Fund
IndexIQ(TM)  Innovation Leaders Small Cap Fund
IndexIQ(TM)  Market Power Leaders Fund
IndexIQ(TM)  Market Power Leaders Large Cap Fund
IndexIQ(TM)  Quality Growth Leaders All Cap Fund
IndexIQ(TM)  Quality Growth Leaders Large Cap Fund
IndexIQ(TM)  Efficient Operations Leaders All Cap Fund
IndexIQ(TM)  Efficient Operations Leaders Large Cap Fund
IndexIQ(TM)  Productivity Leaders All Cap Fund
IndexIQ(TM)  Productivity Leaders Large Cap Fund
IndexIQ(TM)  Effective Workforce Leaders All Cap Fund
IndexIQ(TM)  Effective Workforce Leaders Large Cap Fund
IndexIQ(TM)  Corporate Governance Leaders All Cap Fund
IndexIQ(TM)  Corporate Governance Leaders Large Cap Fund
IndexIQ(TM)  Competitive Momentum Leaders All Cap Fund
IndexIQ(TM)  Competitive Momentum Leaders Large Cap Fund
IndexIQ(TM)  Customer Loyalty Leaders All Cap Fund
IndexIQ(TM)  Customer Loyalty Leaders Large Cap Fund
IndexIQ(TM)  Sustainability Leaders All Cap Fund
IndexIQ(TM)  Sustainability Leaders Large Cap Fund

Information contained in this Prospectus is subject to completion or amendment. A registration statement for IndexIQ(TM) Exchange-Traded Funds, Inc. (the "Company") has been filed with the U.S. Securities and Exchange Commission (the "SEC") but has not yet become effective. Shares of the Company's funds (the "Funds") may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective. This communication shall not constitute an offer to sell, nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

Neither the SEC nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                                TABLE OF CONTENTS

                                                                                          Page


INTRODUCTION................................................................................1

OVERVIEW OF THE INVESTMENT OBJECTIVES AND STRATEGIES OF THE FUNDS............................

ADDITIONAL INFORMATION ABOUT THE FUNDS, THEIR PRINCIPAL STRATEGIES AND RELATED RISKS.........

BUYING AND SELLING FUND SHARES...............................................................

PORTFOLIO TURNOVER RATE......................................................................

DISTRIBUTION AND SERVICE PLAN................................................................

PORTFOLIO HOLDINGS...........................................................................

FUND MANAGEMENT..............................................................................

DIVIDENDS, CAPITAL GAINS, AND TAXES..........................................................

TAXES........................................................................................

DAILY PRICING................................................................................

DELIVERY OF FUND DOCUMENTS...................................................................

FINANCIAL HIGHLIGHTS.........................................................................

INTRODUCTION

This Prospectus provides important information you need to make an informed decision about whether to invest in IndexIQ(TM) Exchange-Traded Funds, Inc. (the "Company"). It contains information about the Company, each of its investment portfolios (the "Funds") and the shares of the Funds being offered by this Prospectus, known as IndexIQ(TM) METRIX(TM) Shares. An investment in the Funds is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

The Company and the Funds are part of the XShares Advisors family of exchange-traded funds and are related for purposes of investor and investment services, as defined in Section 12 (d)(1)(G) of the Investment Company Act of 1940.

WHAT ARE EXCHANGE-TRADED FUNDS?

An exchange-traded fund ("ETF") is an investment company which offers shares that are listed on a U.S. securities exchange. Shares of ETFs, because they are listed on a stock exchange, can be traded throughout the day on that stock exchange at market-determined prices. ETFs typically invest predominantly in the securities of companies comprising an underlying index. As such, the ETF itself is an index fund.

WHAT IS INDEXIQ(TM) EXCHANGE-TRADED FUNDS, INC.?

IndexIQ(TM) Exchange-Traded Funds, Inc. is an investment company with 20 series of underlying fund portfolios. Each Fund offers shares, known as IndexIQ(TM) METRIX(TM) Shares that are listed on the [ ]. IndexIQ(TM) METRIX(TM) Shares are not individually redeemable by the Funds but trade on the [ ] in individual share lots. Each Fund seeks to invest in a portfolio of securities that substantially replicate a particular benchmark index (the "Underlying Index"). XShares Advisors LLC (the "Advisor") serves as the investment adviser to each Fund.

WHAT ARE THE UNDERLYING INDEXES AND HOW ARE THEY CREATED AND MAINTAINED?

Each of the Underlying Indexes seeks to measure and monitor the performance of publicly-listed companies across various industries and sectors. Each Fund focuses on different attributes of company performance. IndexIQ(TM), Inc. is the creator of each Underlying Index (hereinafter sometimes the "Index Creator"). IndexIQ(TM), Inc. is not affiliated with the Company, the Advisor, the Sub-Advisor or their parents or affiliates.

In developing each Underlying Index, IndexIQ(TM), Inc., based on its own proprietary intellectual model, has established specific, defined characterization/inclusion/exclusion criteria (the "Index Methodology") that an issuer must meet in order to be included in an Underlying Index. Each Underlying Index will be administered by IndexIQ(TM), Inc. and Standard & Poor's, the Index Administrators, which together will employ the Index Methodology to determine the composition of each Underlying Index and maintain each Underlying Index. BNY Investment Advisors acts as the investment sub-adviser to the Funds and will be responsible for the day-to-day management of each Fund's portfolio, which involves principally reconfiguring the portfolio of each Fund, typically annually, to reflect any reconfiguration in the Underlying Index by the Index Administrators.

When determining the composition of each Underlying Index, the Index Administrators rely on many sources of information, including information obtained from FACTSET Research Systems and Reuters Global Fundamentals, which are independent, generally available databases that provide a vast amount of data for company financial performance and other relevant company data used to create the Underlying Indexes.

For each Underlying Index, the Index Administrators will employ the Index Methodology to construct and maintain the Underlying Indexes. The Index Methodology is publicly available on the Funds' website at [www. ]. Only companies with common stock listed on the New York Stock Exchange, The Nasdaq Stock Market, Inc. or the American Stock Exchange are included in the Underlying Indexes. Any change to the Index Methodology will be posted on the Funds' website at least 60 days prior to its being implemented. For each Underlying Index, the Index Methodology will first screen companies to eliminate those with certain market capitalizations. For Underlying Indexes identified as "All Cap", companies with market capitalizations below $300 million are eliminated and for Underlying Indexes identified as "Large Cap", companies with market capitalization below $1.5 billion are eliminated, except that the Most Powerful Companies Index excludes companies with market capitalization below $1.5 billion. For Underlying Indexes identified as "Small Cap", companies with market capitalizations below $400 million and above $1.5 billion are eliminated. Typically, each All Cap and Small Cap Underlying Index includes 100 component securities, although the Most Powerful Companies Index typically includes more than 400 component securities, and each Large Cap Underlying Index typically includes 50 component securities, however, the Most Powerful Companies Large Cap Index typically includes between 50 and 100 components.

The initial companies selected for inclusion are weighted based on their relative performance as defined by the Index Methodology. Maximum weighting for any security in an Underlying Index at the Index reconstitution date is typically 5%. When a company's weighting exceeds 5% of the Underlying Index, the Index Administrators will reduce such company's weighting to 5%, with the "excess" applied to all remaining component securities in the Underlying Index proportionately based on their relative weights.

At the end of each quarter following the Index reconstitution, maximum weighting for any security in an Underlying Index is typically 10%. When a company's weighting exceeds 10% of the Underlying Index, the Index Administrators will reduce such company's weighting to 10%, with the "excess" applied to all remaining component securities in the Underlying Index proportionately based on their relative weights.

Information about each Underlying Index, including the component securities in each Underlying Index and value of the securities in each Underlying Index are posted throughout the trading day every 15 seconds and are available through Reuters under the following symbols:

IndexIQ(TM) Most Innovative Companies All Cap Index                  [         ]
IndexIQ(TM) Most Innovative Companies Small Cap Index                [         ]
IndexIQ(TM) Most Powerful Companies Index                            [         ]

IndexIQ(TM) Most Powerful Companies Large Cap Index                  [         ]
IndexIQ(TM) Fastest Growing Companies All Cap Index                  [         ]
IndexIQ(TM) Fastest Growing Companies Large Cap Index                [         ]
IndexIQ(TM) Best Operating Companies All Cap Index                   [         ]
IndexIQ(TM) Best Operating Companies Large Cap Index                 [         ]
IndexIQ(TM) Most Productive Companies All Cap Index                  [         ]
IndexIQ(TM) Most Productive Companies Large Cap Index                [         ]
IndexIQ(TM) Most Effective Workforces All Cap Index                  [         ]
IndexIQ(TM) Most Effective Workforces Large Cap Index                [         ]
IndexIQ(TM) Best Corporate Governance All Cap Index                  [         ]
IndexIQ(TM) Best Corporate Governance Large Cap Index                [         ]
IndexIQ(TM) Competitive Momentum Leaders All Cap Index               [         ]
IndexIQ(TM) Competitive Momentum Leaders Large Cap Index             [         ]
IndexIQ(TM) Customer Loyalty Leaders All Cap Index                   [         ]
IndexIQ(TM) Customer Loyalty Leaders Large Cap Index                 [         ]
IndexIQ(TM) Most Sustainable Companies All Cap Index                 [         ]
IndexIQ(TM) Most Sustainable Companies Large Cap Index               [         ]


OVERVIEW OF THE INVESTMENT OBJECTIVES AND STRATEGIES OF THE FUNDS

Each Fund's investment objective is to seek to track the performance, before fees and expenses, of a particular Underlying Index. Each Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in a Fund's investment objective. The Advisor uses a passive, or indexing, approach in managing the Funds. Unlike many mutual funds, the Funds do not seek to outperform any particular market sector and will not assume temporary defensive positions when markets decline or appear overvalued. Each Fund will invest at least 90% of its assets in the common stocks of companies in the Underlying Index. The Funds will provide shareholders with at least 60 days' notice of any change in these policies. Each Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the Investment Company Act of 1940, as amended (the "1940 Act")). Each Fund will attempt to replicate the Underlying Index by matching the weighting of securities in its portfolio with such securities' weightings in the Underlying Index. In managing the Funds, the Advisor seeks a correlation of 0.95 or better between each Fund's performance and the performance of the Underlying Index. A figure of 1.00 would represent perfect correlation. There is no guarantee that the Advisor will be able to obtain this level of correlation.

From time to time, it may not be possible, for regulatory or other legal reasons, to replicate the Underlying Index and in such cases the Advisor may pursue a sampling strategy in managing the portfolio. Pursuant to this strategy, a Fund may invest the remainder of its assets in securities of companies not included in an Underlying Index if the Advisor believes that such securities will assist the Fund in tracking the Underlying Index. If a Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of the companies in the Underlying Index. See "Additional Information About The Funds, Their Principal Strategies And Related Risks" for more information about the use of a sampling strategy.

Limitations and restrictions on the level of investment in securities that are discussed in this Prospectus and that are expressed in terms of percentage limitations are measured at the time of investment, unless specifically indicated otherwise. Changes in market values that cause a percentage limitation to be exceeded will not necessarily require that securities be sold.

The following is a summary of the principal investment policies, strategies and risks of each of the Funds. Further information about the Funds and their risks can be found in "Additional Information About the Funds, Their Principal Strategies and Related Risks" in this Prospectus and in the Statement of Additional Information.

                   IndexIQ(TM) Innovation Leaders All Cap Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol): IndexIQ(TM) Most Innovative Companies All Cap Index

Inception Date:            ________________, 2007
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the IndexIQ(TM) Most Innovative Companies All Cap Index. The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a "passive management" investment strategy designed to track the performance of the IndexIQ(TM) Most Innovative Companies All Cap Index, an index of U.S. common stocks of companies that, regardless of capitalization, have been identified as the "most innovative" by the Index Administrators and therefore are included in the IndexIQ(TM) Most Innovative Companies All Cap Index. The components of this Index are derived using a purely quantitative, rules-based methodology. An "innovative" company is a company that demonstrates favorable results across multiple metrics related to corporate innovation, such as research & development spending and the value of its intellectual property. The IndexIQ(TM) Most Innovative Companies All Cap Index is typically comprised of 100 component securities of companies with market capitalizations of at least $300 million.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks in the Underlying Index.

PRINCIPAL RISKS

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the IndexIQ(TM) METRIX(TM) Shares are listed on the
        [       ] and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the IndexIQ(TM) METRIX(TM) Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying IndexIQ(TM) METRIX(TM) Shares on the secondary market, and you may receive less than NAV when you sell IndexIQ(TM) METRIX(TM) Shares.

o       The Fund is subject to secondary market risk. Although IndexIQ(TM)
        METRIX(TM) Shares are listed for trading on the [       ], it is
        possible that an active trading market may not be maintained. Trading of
        the IndexIQ(TM) METRIX(TM) Shares on the [       ] may be halted if
        [       ] officials deem such action appropriate, if the IndexIQ(TM)
        METRIX(TM) Shares are delisted from the [       ]or if the activation of
        market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures, option contracts and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks from, and possibly greater than, those of the underlying securities, assets, or market indexes.

o The Fund is subject to capitalization risk, which is the risk associated with the fact that the Fund is not limited in the size of the companies in which it invests, so that it may invest in small-capitalization, mid-capitalization and large-capitalization stocks. Investments in small and medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have inferior or limited product lines, markets and financial resources. In addition, the securities of small- and mid-capitalization companies may trade less frequently and in smaller volume than the securities of larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.

PERFORMANCE INFORMATION

The Fund has not yet begun operations, so performance information is not yet available.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold IndexIQ(TM) METRIX(TM) Shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

       SHAREHOLDER FEES
       (fees paid directly from your investment)

       Sales Charge (Load) Imposed on Purchases:                           None
       Transaction Fee on Purchases and Redemptions:                  Varies(1)


       ANNUAL FUND OPERATING EXPENSES
       (expenses deducted from the Fund's assets)

       Management Fee(2):                                                [   ]%
                                                                    ------------
       12b-1 Distribution Fee(3):                                        [   ]%
       Other Expenses(4):                                                [   ]%
                                                                    ------------
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             [   ]%
                                                                    ===========

       (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $_____, plus an additional fee of up to $_____ if the investor does not create or redeem through the NSCC (for a total of up to $_____). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
       (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Adviser" under "Fund Management".
       (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
       (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems IndexIQ(TM) METRIX(TM) Shares only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. INDEXIQ(TM) METRIX(TM) SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell IndexIQ(TM) METRIX(TM) Shares. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_____ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_____, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $_____. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_____, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------



--------
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional variable fee of up to five times the standard creation or redemption transaction fee will be charged.

                  IndexIQ(TM) Innovation Leaders Small Cap Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol): IndexIQ(TM) Most Innovative Companies Small Cap Index

Inception Date:             ________________, 2007
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the IndexIQ(TM) Most Innovative Companies Small Cap Index. The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a "passive management" investment strategy designed to track the performance of the IndexIQ(TM) Most Innovative Companies Small Cap Index, an index of U.S. common stocks of small capitalization companies that have been identified as the "most innovative" by the Index Administrators and therefore are included in the IndexIQ(TM) Most Innovative Companies Small Cap Index. The components of this Index are derived using a purely quantitative, rules-based methodology. An "innovative" company is a company that demonstrates favorable results across multiple metrics related to corporate innovation, such as research & development spending and the value of its intellectual property. The IndexIQ(TM) Most Innovative Companies Small Cap Index is typically comprised of 100 component securities of companies with market capitalizations between $400 million and $1.5 billion.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of companies with market capitalizations between $400 million and $1.5 billion, this means that the Fund will invest at least 90% of its assets in companies with market capitalizations between $400 million and $1.5 billion, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.

PRINCIPAL RISKS

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the IndexIQ(TM) METRIX(TM) Shares are listed on the [ ] and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the IndexIQ(TM) METRIX(TM) Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying IndexIQ(TM) METRIX(TM) Shares on the secondary market, and you may receive less than NAV when you sell IndexIQ(TM) METRIX(TM) Shares.

o       The Fund is subject to secondary market risk. Although IndexIQ(TM)
        METRIX(TM) Shares are listed for trading on the [       ], it is
        possible that an active trading market may not be maintained. Trading of
        the IndexIQ(TM) METRIX(TM) Shares on the [       ] may be halted if
        [       ] officials deem such action appropriate, if the IndexIQ(TM)
        METRIX(TM) Shares are delisted from the [       ]or if the activation of
        market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures, option contracts and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks from, and possibly greater than, those of the underlying securities, assets, or market indexes.

o The Fund is subject to capitalization risk, which is the risk associated with the fact that the Fund will invest in small-capitalization stocks. Investments in small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have inferior or limited product lines, markets and financial resources. In addition, the securities of small-capitalization companies may trade less frequently and in smaller volume than the securities of larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.

PERFORMANCE INFORMATION

The Fund has not yet begun operations, so performance information is not yet available.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold IndexIQ(TM) METRIX(TM) Shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

       SHAREHOLDER FEES
       (fees paid directly from your investment)

       Sales Charge (Load) Imposed on Purchases:                            None
       Transaction Fee on Purchases and Redemptions:                   Varies(1)


       ANNUAL FUND OPERATING EXPENSES
       (expenses deducted from the Fund's assets)

       Management Fee(2):                                                 [   ]%
       12b-1 Distribution Fee(3):                                         [   ]%
       Other Expenses(4):                                                 [   ]%
                                                                    ------------
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              [   ]%
                                                                    ============

       (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $_____, plus an additional fee of up to $_____ if the investor does not create or redeem through the NSCC (for a total of up to $_____). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
       (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Adviser" under "Fund Management".
       (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
       (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems IndexIQ(TM) METRIX(TM) Shares only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. INDEXIQ(TM) METRIX(TM) SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell IndexIQ(TM) METRIX(TM) Shares. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_____, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------



--------
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional variable fee of up to five times the standard creation or redemption transaction fee will be charged.

                      IndexIQ(TM) Market Power Leaders Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol): IndexIQ(TM) Most Powerful Companies Index

Inception Date:            ________________, 2007
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the IndexIQ(TM) Most Powerful Companies Index. The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a "passive management" investment strategy designed to track the performance of the IndexIQ(TM) Most Powerful Companies Index, an index of U.S. common stocks of companies that, regardless of capitalization, have been identified as the "most powerful" companies by the Index Administrators and therefore are included in the IndexIQ(TM) Most Powerful Companies Index. The components of this Index are derived using a purely quantitative, rules-based methodology. A "powerful" company is a company that demonstrates favorable results across multiple metrics, such as sales and margin, related to achieving significant economies of scale and establishing barriers to entry that are not eliminated by competition over time. The IndexIQ(TM) Most Powerful Companies Index is typically comprised of more than 400 component securities of companies with market capitalizations of at least $1.5 billion.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.

PRINCIPAL RISKS

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the IndexIQ(TM) METRIX(TM) Shares are listed on the
        [       ] and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the IndexIQ(TM) METRIX(TM) Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying IndexIQ(TM) METRIX(TM) Shares on the secondary market, and you may receive less than NAV when you sell IndexIQ(TM) METRIX(TM) Shares.

o       The Fund is subject to secondary market risk. Although IndexIQ(TM)
        METRIX(TM) Shares are listed for trading on the [       ], it is
        possible that an active trading market may not be maintained. Trading of
        the IndexIQ(TM) METRIX(TM) Shares on the [       ] may be halted if
        [       ] officials deem such action appropriate, if the IndexIQ(TM)
        METRIX(TM) Shares are delisted from the [       ] or if the activation
        of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures, option contracts and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks from, and possibly greater than, those of the underlying securities, assets, or market indexes.

PERFORMANCE INFORMATION

The Fund has not yet begun operations, so performance information is not yet available.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold IndexIQ(TM) METRIX(TM) Shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

       SHAREHOLDER FEES
       (fees paid directly from your investment)

       Sales Charge (Load) Imposed on Purchases:                            None
       Transaction Fee on Purchases and Redemptions:                   Varies(1)


       ANNUAL FUND OPERATING EXPENSES
       (expenses deducted from the Fund's assets)

       Management Fee(2):                                                 [   ]%
       12b-1 Distribution Fee(3):                                         [   ]%
       Other Expenses(4):                                                 [   ]%
                                                                    ------------
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              [   ]%
                                                                    ============

       (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $_____, plus an additional fee of up to $_____ if the investor does not create or redeem through the NSCC (for a total of up to $_____). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
       (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Adviser" under "Fund Management".
       (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
       (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems IndexIQ(TM) METRIX(TM) Shares only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. INDEXIQ(TM) METRIX(TM) SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell IndexIQ(TM) METRIX(TM) Shares. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_____, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------



--------
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional variable fee of up to five times the standard creation or redemption transaction fee will be charged.

                 IndexIQ(TM) Market Power Leaders Large Cap Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol): IndexIQ(TM) Most Powerful Companies Large Cap Index

Inception Date:            ________________, 2007
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the IndexIQ(TM) Most Powerful Companies Large Cap Index. The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a "passive management" investment strategy designed to track the performance of the IndexIQ(TM) Most Powerful Companies Large Cap Index, an index of U.S. common stocks of large capitalization companies that have been identified as the "most powerful" companies by the Index Administrators and therefore are included in the IndexIQ(TM) Most Powerful Companies Large Cap Index. The components of this Index are derived using a purely quantitative, rules-based methodology. A "powerful" company is a company that demonstrates favorable results across multiple metrics, such as sales and margin, related to achieving significant economies of scale and establishing barriers to entry that are not eliminated by competition over time. The IndexIQ(TM) Most Powerful Companies Large Cap Index typically includes between 50 and 100 component securities of companies with market capitalizations of at least $1.5 billion.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of companies with market capitalizations of at least $1.5 billion, this means that the Fund will invest at least 90% of its assets in companies with minimum market capitalizations of $1.5 billion, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.

PRINCIPAL RISKS

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the IndexIQ(TM) METRIX(TM) Shares are listed on the
        [       ] and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the IndexIQ(TM) METRIX(TM) Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying IndexIQ(TM) METRIX(TM) Shares on the secondary market, and you may receive less than NAV when you sell IndexIQ(TM) METRIX(TM) Shares.

o       The Fund is subject to secondary market risk. Although IndexIQ(TM)
        METRIX(TM) Shares are listed for trading on the [       ], it is
        possible that an active trading market may not be maintained. Trading of
        the IndexIQ(TM) METRIX(TM) Shares on the [       ] may be halted if
        [       ] officials deem such action appropriate, if the IndexIQ(TM)
        METRIX(TM) Shares are delisted from the [       ] or if the activation
        of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures, option contracts and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks from, and possibly greater than, those of the underlying securities, assets, or market indexes.

PERFORMANCE INFORMATION

The Fund has not yet begun operations, so performance information is not yet available.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold IndexIQ(TM) METRIX(TM) Shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

       SHAREHOLDER FEES
       (fees paid directly from your investment)

       Sales Charge (Load) Imposed on Purchases:                            None
       Transaction Fee on Purchases and Redemptions:                   Varies(1)


       ANNUAL FUND OPERATING EXPENSES
       (expenses deducted from the Fund's assets)

       Management Fee(2):                                                 [   ]%
       12b-1 Distribution Fee(3):                                         [   ]%
       Other Expenses(4):                                                 [   ]%
                                                                    ------------
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              [   ]%
                                                                    ============
       (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $_____, plus an additional fee of up to $_____ if the investor does not create or redeem through the NSCC (for a total of up to $_____). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
       (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Adviser" under "Fund Management".
       (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
       (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems IndexIQ(TM) METRIX(TM) Shares only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. INDEXIQ(TM) METRIX(TM) SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell IndexIQ(TM) METRIX(TM) Shares. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_____, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------



--------
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional variable fee of up to five times the standard creation or redemption transaction fee will be charged.

                 IndexIQ(TM) Quality Growth Leaders All Cap Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol): IndexIQ(TM) Fastest Growing Companies All Cap Index

Inception Date:            ________________, 2007
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the IndexIQ(TM) Fastest Growing Companies All Cap Index. The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a "passive management" investment strategy designed to track the performance of the IndexIQ(TM) Fastest Growing Companies All Cap Index, an index of U.S. common stocks of companies that, regardless of capitalization, have been identified as the "quality growth" companies by the Index Administrators and therefore are included in the IndexIQ(TM) Fastest Growing Companies All Cap Index. The components of this Index are derived using a purely quantitative, rules-based methodology. A "quality growth" company is a company that demonstrates favorable growth characteristics across multiple metrics related to financial performance, such as sales and earnings. The IndexIQ(TM) Fastest Growing Companies All Cap Index is typically comprised of 100 component securities of companies with market capitalizations of at least $300 million.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.

PRINCIPAL RISKS

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the IndexIQ(TM) METRIX(TM) Shares are listed on the
        [       ] and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the IndexIQ(TM) METRIX(TM) Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying IndexIQ(TM) METRIX(TM) Shares on the secondary market, and you may receive less than NAV when you sell IndexIQ(TM) METRIX(TM) Shares.

o       The Fund is subject to secondary market risk. Although IndexIQ(TM)
        METRIX(TM) Shares are listed for trading on the [       ], it is
        possible that an active trading market may not be maintained. Trading of
        the IndexIQ(TM) METRIX(TM) Shares on the [       ] may be halted if
        [       ] officials deem such action appropriate, if the IndexIQ(TM)
        METRIX(TM) Shares are delisted from the [       ] or if the activation
        of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures, option contracts and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks from, and possibly greater than, those of the underlying securities, assets, or market indexes.

o The Fund is subject to capitalization risk, which is the risk associated with the fact that the Fund is not limited in the size of the companies in which it invests, so that it may invest in small-capitalization, mid-capitalization and large-capitalization stocks. Investments in small and medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have inferior or limited product lines, markets and financial resources. In addition, the securities of small- and mid-capitalization companies may trade less frequently and in smaller volume than the securities of larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.

PERFORMANCE INFORMATION

The Fund has not yet begun operations, so performance information is not yet available.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold IndexIQ(TM) METRIX(TM) Shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

       SHAREHOLDER FEES
       (fees paid directly from your investment)

       Sales Charge (Load) Imposed on Purchases:                            None
       Transaction Fee on Purchases and Redemptions:                   Varies(1)


       ANNUAL FUND OPERATING EXPENSES
       (expenses deducted from the Fund's assets)

       Management Fee(2):                                                 [   ]%
       12b-1 Distribution Fee(3):                                         [   ]%
       Other Expenses(4):                                                 [   ]%
                                                                    ------------
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              [   ]%
                                                                    ============
       (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $_____, plus an additional fee of up to $_____ if the investor does not create or redeem through the NSCC (for a total of up to $_____). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
       (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Adviser" under "Fund Management".
       (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
       (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems IndexIQ(TM) METRIX(TM) Shares only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. INDEXIQ(TM)

METRIX(TM) SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell IndexIQ(TM) METRIX(TM) Shares. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_____, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------



--------
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional variable fee of up to five times the standard creation or redemption transaction fee will be charged.

                IndexIQ(TM) Quality Growth Leaders Large Cap Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol): IndexIQ(TM) Fastest Growing Companies Large Cap Index

Inception Date:            ________________, 2007
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the IndexIQ(TM) Fastest Growing Companies Large Cap Index. The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a "passive management" investment strategy designed to track the performance of the IndexIQ(TM) Fastest Growing Companies Large Cap Index, an index of U.S. common stocks of large capitalization companies that have been identified as the "quality growth" companies by the Index Administrators and therefore are included in the IndexIQ(TM) Fastest Growing Companies Large Cap Index. The components of this Index are derived using a purely quantitative, rules-based methodology. A "quality growth" company is a company that demonstrates favorable growth characteristics across multiple metrics related to financial performance, such as sales and earnings. The IndexIQ(TM) Fastest Growing Companies Large Cap Index is typically comprised of 50 component securities of companies with market capitalizations of at least $1.5 billion.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of companies with market capitalizations of at least $1.5 billion, this means that the Fund will invest at least 90% of its assets in companies with minimum market capitalizations of $1.5 billion, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.

PRINCIPAL RISKS

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the IndexIQ(TM) METRIX(TM) Shares are listed on the
        [       ] and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the IndexIQ(TM) METRIX(TM) Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying IndexIQ(TM) METRIX(TM) Shares on the secondary market, and you may receive less than NAV when you sell IndexIQ(TM) METRIX(TM) Shares.

o       The Fund is subject to secondary market risk. Although IndexIQ(TM)
        METRIX(TM) Shares are listed for trading on the [       ], it is
        possible that an active trading market may not be maintained. Trading of
        the IndexIQ(TM) METRIX(TM) Shares on the [       ] may be halted if
        [       ] officials deem such action appropriate, if the IndexIQ(TM)
        METRIX(TM) Shares are delisted from the [       ] or if the activation
        of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures, option contracts and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks from, and possibly greater than, those of the underlying securities, assets, or market indexes.

PERFORMANCE INFORMATION

The Fund has not yet begun operations, so performance information is not yet available.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold IndexIQ(TM) METRIX(TM) Shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

       SHAREHOLDER FEES
       (fees paid directly from your investment)

       Sales Charge (Load) Imposed on Purchases:                            None
       Transaction Fee on Purchases and Redemptions:                   Varies(1)


       ANNUAL FUND OPERATING EXPENSES
       (expenses deducted from the Fund's assets)

       Management Fee(2):                                                 [   ]%
       12b-1 Distribution Fee(3):                                         [   ]%
       Other Expenses(4):                                                 [   ]%
                                                                    ------------
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              [   ]%
                                                                    ============
       (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $_____, plus an additional fee of up to $_____ if the investor does not create or redeem through the NSCC (for a total of up to $_____). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
       (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Adviser" under "Fund Management".
       (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
       (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems IndexIQ(TM) METRIX(TM) Shares only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. INDEXIQ(TM) METRIX(TM) SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell IndexIQ(TM) METRIX(TM) Shares. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_____, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------



--------
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional variable fee of up to five times the standard creation or redemption transaction fee will be charged.

              IndexIQ(TM) Efficient Operations Leaders All Cap Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol): IndexIQ(TM) Best Operating Companies All Cap Index

Inception Date:            ________________, 2007
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the IndexIQ(TM) Best Operating Companies All Cap Index. The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a "passive management" investment strategy designed to track the performance of IndexIQ(TM) Best Operating Companies All Cap Index, an index of U.S. common stocks of companies that, regardless of capitalization, have been identified as the "best operating" companies by the Index Administrators and therefore are included in the IndexIQ(TM) Best Operating Companies All Cap Index. The components of this Index are derived using a purely quantitative, rules-based methodology. A "best operating" company is a company that demonstrates favorable results across multiple metrics related to business operations, efficiency and effectiveness, such as inventory and receivables turnover and operating margin. The IndexIQ(TM) Best Operating Companies All Cap Index is typically comprised of 100 component securities of companies with market capitalizations of at least $300 million.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.

PRINCIPAL RISKS

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the IndexIQ(TM) METRIX(TM) Shares are listed on the
        [       ] and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the IndexIQ(TM) METRIX(TM) Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying IndexIQ(TM) METRIX(TM) Shares on the secondary market, and you may receive less than NAV when you sell IndexIQ(TM) METRIX(TM) Shares.

o       The Fund is subject to secondary market risk. Although IndexIQ(TM)
        METRIX(TM) Shares are listed for trading on the [       ], it is
        possible that an active trading market may not be maintained. Trading of
        the IndexIQ(TM) METRIX(TM) Shares on the [       ] may be halted if
        [       ] officials deem such action appropriate, if the IndexIQ(TM)
        METRIX(TM) Shares are delisted from the [       ] or if the activation
        of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures, option contracts and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks from, and possibly greater than, those of the underlying securities, assets, or market indexes.

o The Fund is subject to capitalization risk, which is the risk associated with the fact that the Fund is not limited in the size of the companies in which it invests, so that it may invest in small-capitalization, mid-capitalization and large-capitalization stocks. Investments in small and medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have inferior or limited product lines, markets and financial resources. In addition, the securities of small- and mid-capitalization companies may trade less frequently and in smaller volume than the securities of larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.

PERFORMANCE INFORMATION

The Fund has not yet begun operations, so performance information is not yet available.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold IndexIQ(TM) METRIX(TM) Shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

       SHAREHOLDER FEES
       (fees paid directly from your investment)

       Sales Charge (Load) Imposed on Purchases:                            None
       Transaction Fee on Purchases and Redemptions:                   Varies(1)


       ANNUAL FUND OPERATING EXPENSES
       (expenses deducted from the Fund's assets)

       Management Fee(2):                                                 [   ]%
       12b-1 Distribution Fee(3):                                         [   ]%
       Other Expenses(4):                                                 [   ]%
                                                                    ------------
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              [   ]%
                                                                    ============
       (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $_____, plus an additional fee of up to $_____ if the investor does not create or redeem through the NSCC (for a total of up to $_____). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
       (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Adviser" under "Fund Management".
       (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
       (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems IndexIQ(TM) METRIX(TM) Shares only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. INDEXIQ(TM)

METRIX(TM) SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell IndexIQ(TM) METRIX(TM) Shares. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_____, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------



--------
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional variable fee of up to five times the standard creation or redemption transaction fee will be charged.

             IndexIQ(TM) Efficient Operations Leaders Large Cap Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol): IndexIQ(TM) Best Operating Companies Large Cap Index

Inception Date:            ________________, 2007
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the IndexIQ(TM) Best Operating Companies Large Cap Index. The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a "passive management" investment strategy designed to track the performance of IndexIQ(TM) Best Operating Companies Large Cap Index, an index of U.S. common stocks of large capitalization companies that have been identified as the "best operating" companies by the Index Administrators and therefore are included in the IndexIQ(TM) Best Operating Companies Large Cap Index. The components of this Index are derived using a purely quantitative, rules-based methodology. A "best operating" company is a company that demonstrates favorable results across multiple metrics related to business operations, efficiency and effectiveness, such as inventory and receivables turnover and operating margin. The IndexIQ(TM) Best Operating Companies Large Cap Index is typically comprised of 50 component securities of companies with market capitalizations of at least $1.5 billion.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of companies with market capitalizations of at least $1.5 billion, this means that the Fund will invest at least 90% of its assets in companies with minimum market capitalizations of $1.5 billion, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.

PRINCIPAL RISKS

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the IndexIQ(TM) METRIX(TM) Shares are listed on the
        [       ] and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the IndexIQ(TM) METRIX(TM) Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying IndexIQ(TM) METRIX(TM) Shares on the secondary market, and you may receive less than NAV when you sell IndexIQ(TM) METRIX(TM) Shares.

o       The Fund is subject to secondary market risk. Although IndexIQ(TM)
        METRIX(TM) Shares are listed for trading on the [       ], it is
        possible that an active trading market may not be maintained. Trading of
        the IndexIQ(TM) METRIX(TM) Shares on the [       ] may be halted if
        [       ] officials deem such action appropriate, if the IndexIQ(TM)
        METRIX(TM) Shares are delisted from the [       ] or if the activation
        of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures, option contracts and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks from, and possibly greater than, those of the underlying securities, assets, or market indexes.

PERFORMANCE INFORMATION

The Fund has not yet begun operations, so performance information is not yet available.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold IndexIQ(TM) METRIX(TM) Shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

       SHAREHOLDER FEES
       (fees paid directly from your investment)

       Sales Charge (Load) Imposed on Purchases:                            None
       Transaction Fee on Purchases and Redemptions:                   Varies(1)


       ANNUAL FUND OPERATING EXPENSES
       (expenses deducted from the Fund's assets)

       Management Fee(2):                                                 [   ]%
       12b-1 Distribution Fee(3):                                         [   ]%
       Other Expenses(4):                                                 [   ]%
                                                                    ------------
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              [   ]%
                                                                    ============
       (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $_____, plus an additional fee of up to $_____ if the investor does not create or redeem through the NSCC (for a total of up to $_____). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
       (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Adviser" under "Fund Management".
       (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
       (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems IndexIQ(TM) METRIX(TM) Shares only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. INDEXIQ(TM) METRIX(TM) SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell IndexIQ(TM) METRIX(TM) Shares. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_____, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------



--------
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional variable fee of up to five times the standard creation or redemption transaction fee will be charged.

                  IndexIQ(TM) Productivity Leaders All Cap Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol): IndexIQ(TM) Most Productive Companies All Cap Index

Inception Date:            ________________, 2007
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the IndexIQ(TM) Most Productive Companies All Cap Index. The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a "passive management" investment strategy designed to track the performance of the IndexIQ(TM) Most Productive Companies All Cap Index, an index of U.S. common stocks of companies that, regardless of capitalization, have been identified as the "most productive" companies by the Index Administrators and therefore are included in the IndexIQ(TM) Most Productive Companies All Cap Index. The components of this Index are derived using a purely quantitative, rules-based methodology. A "productive" company is a company that demonstrates favorable results across multiple metrics related to corporate productivity, such as return on assets and sales per employee. The IndexIQ(TM) Most Productive Companies All Cap Index is typically comprised of 100 component securities of companies with market capitalizations of at least $300 million.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.

PRINCIPAL RISKS

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the IndexIQ(TM) METRIX(TM) Shares are listed on the
        [       ] and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the IndexIQ(TM) METRIX(TM) Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying IndexIQ(TM) METRIX(TM) Shares on the secondary market, and you may receive less than NAV when you sell IndexIQ(TM) METRIX(TM) Shares.

o       The Fund is subject to secondary market risk. Although IndexIQ(TM)
        METRIX(TM) Shares are listed for trading on the [       ], it is
        possible that an active trading market may not be maintained. Trading of
        the IndexIQ(TM) METRIX(TM) Shares on the [       ] may be halted if
        [       ] officials deem such action appropriate, if the IndexIQ(TM)
        METRIX(TM) Shares are delisted from the [       ] or if the activation
        of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures, option contracts and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks from, and possibly greater than, those of the underlying securities, assets, or market indexes.

o The Fund is subject to capitalization risk, which is the risk associated with the fact that the Fund is not limited in the size of the companies in which it invests, so that it may invest in small-capitalization, mid-capitalization and large-capitalization stocks. Investments in small and medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have inferior or limited product lines, markets and financial resources. In addition, the securities of small- and mid-capitalization companies may trade less frequently and in smaller volume than the securities of larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.

PERFORMANCE INFORMATION

The Fund has not yet begun operations, so performance information is not yet available.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold IndexIQ(TM) METRIX(TM) Shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

       SHAREHOLDER FEES
       (fees paid directly from your investment)

       Sales Charge (Load) Imposed on Purchases:                            None
       Transaction Fee on Purchases and Redemptions:                   Varies(1)


       ANNUAL FUND OPERATING EXPENSES
       (expenses deducted from the Fund's assets)

       Management Fee(2):                                                 [   ]%
       12b-1 Distribution Fee(3):                                         [   ]%
       Other Expenses(4):                                                 [   ]%
                                                                    ------------
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              [   ]%
                                                                    ============
       (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $_____, plus an additional fee of up to $_____ if the investor does not create or redeem through the NSCC (for a total of up to $_____). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
       (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Adviser" under "Fund Management".
       (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
       (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems IndexIQ(TM) METRIX(TM) Shares only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. INDEXIQ(TM)

METRIX(TM) SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE
NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell IndexIQ(TM) METRIX(TM) Shares. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_____, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------



--------
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional variable fee of up to five times the standard creation or redemption transaction fee will be charged.

                 IndexIQ(TM) Productivity Leaders Large Cap Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol): IndexIQ(TM) Most Productive Companies Large Cap Index

Inception Date:            ________________, 2007
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the IndexIQ(TM) Most Productive Companies Large Cap Index. The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a "passive management" investment strategy designed to track the performance of the IndexIQ(TM) Most Productive Companies Large Cap Index, an index of U.S. common stocks of large capitalization companies that have been identified as the "most productive" companies by the Index Administrators and therefore are included in the IndexIQ(TM) Most Productive Companies Large Cap Index. The components of this Index are derived using a purely quantitative, rules-based methodology. A "productive" company is a company that demonstrates favorable results across multiple metrics related to corporate productivity, such as return on assets and sales per employee. The IndexIQ(TM) Most Productive Companies Large Cap Index is typically comprised of 50 component securities of companies with market capitalizations of at least $1.5 billion.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of companies with market capitalizations of at least $1.5 billion, this means that the Fund will invest at least 90% of its assets in companies with minimum market capitalizations of $1.5 billion, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.

PRINCIPAL RISKS

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the IndexIQ(TM) METRIX(TM) Shares are listed on the
        [       ] and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the IndexIQ(TM) METRIX(TM) Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying IndexIQ(TM) METRIX(TM) Shares on the secondary market, and you may receive less than NAV when you sell IndexIQ(TM) METRIX(TM) Shares.

o       The Fund is subject to secondary market risk. Although IndexIQ(TM)
        METRIX(TM) Shares are listed for trading on the [       ], it is
        possible that an active trading market may not be maintained. Trading of
        the IndexIQ(TM) METRIX(TM) Shares on the [       ] may be halted if
        [       ] officials deem such action appropriate, if the IndexIQ(TM)
        METRIX(TM) Shares are delisted from the [       ] or if the activation
        of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures, option contracts and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks from, and possibly greater than, those of the underlying securities, assets, or market indexes.

PERFORMANCE INFORMATION

The Fund has not yet begun operations, so performance information is not yet available.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold IndexIQ(TM) METRIX(TM) Shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

       SHAREHOLDER FEES
       (fees paid directly from your investment)

       Sales Charge (Load) Imposed on Purchases:                            None
       Transaction Fee on Purchases and Redemptions:                   Varies(1)


       ANNUAL FUND OPERATING EXPENSES
       (expenses deducted from the Fund's assets)

       Management Fee(2):                                                 [   ]%
       12b-1 Distribution Fee(3):                                         [   ]%
       Other Expenses(4):                                                 [   ]%
                                                                    ------------
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              [   ]%
                                                                    ============
       (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $_____, plus an additional fee of up to $_____ if the investor does not create or redeem through the NSCC (for a total of up to $_____). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
       (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Adviser" under "Fund Management".
       (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
       (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems IndexIQ(TM) METRIX(TM) Shares only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. INDEXIQ(TM) METRIX(TM) SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell IndexIQ(TM) METRIX(TM) Shares. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_____, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------



--------
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional variable fee of up to five times the standard creation or redemption transaction fee will be charged.

              IndexIQ(TM) Effective Workforce Leaders All Cap Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol): IndexIQ(TM) Most Effective Workforces All Cap Index

Inception Date:            ________________, 2007
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the IndexIQ(TM) Most Effective Workforces All Cap Index. The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a "passive management" investment strategy designed to track the performance of the IndexIQ(TM) Most Effective Workforces All Cap Index, an index of U.S. common stocks of companies that, regardless of capitalization, have been identified as the "effective workforce" companies by the Index Administrators and therefore are included in the IndexIQ(TM) Most Effective Workforces All Cap Index. The components of this Index are derived using a purely quantitative, rules-based methodology. A company with an "effective workforce" is a company that demonstrates favorable results across multiple metrics related to employee productivity, such as total capital per employee and labor and related spending per employee. The IndexIQ(TM) Most Effective Workforces All Cap Index is typically comprised of 100 component securities of companies with market capitalizations of at least $300 million.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.

PRINCIPAL RISKS

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the IndexIQ(TM) METRIX(TM) Shares are listed on the
        [       ] and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the IndexIQ(TM) METRIX(TM) Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying IndexIQ(TM) METRIX(TM) Shares on the secondary market, and you may receive less than NAV when you sell IndexIQ(TM) METRIX(TM) Shares.

o       The Fund is subject to secondary market risk. Although IndexIQ(TM)
        METRIX(TM) Shares are listed for trading on the [       ], it is
        possible that an active trading market may not be maintained. Trading of
        the IndexIQ(TM) METRIX(TM) Shares on the [       ] may be halted if
        [       ] officials deem such action appropriate, if the IndexIQ(TM)
        METRIX(TM) Shares are delisted from the [       ] or if the activation
        of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures, option contracts and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks from, and possibly greater than, those of the underlying securities, assets, or market indexes.

o The Fund is subject to capitalization risk, which is the risk associated with the fact that the Fund is not limited in the size of the companies in which it invests, so that it may invest in small-capitalization, mid-capitalization and large-capitalization stocks. Investments in small and medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have inferior or limited product lines, markets and financial resources. In addition, the securities of small- and mid-capitalization companies may trade less frequently and in smaller volume than the securities of larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.

PERFORMANCE INFORMATION

The Fund has not yet begun operations, so performance information is not yet available.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold IndexIQ(TM) METRIX(TM) Shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

       SHAREHOLDER FEES
       (fees paid directly from your investment)

       Sales Charge (Load) Imposed on Purchases:                            None
       Transaction Fee on Purchases and Redemptions:                   Varies(1)


       ANNUAL FUND OPERATING EXPENSES
       (expenses deducted from the Fund's assets)

       Management Fee(2):                                                 [   ]%
       12b-1 Distribution Fee(3):                                         [   ]%
       Other Expenses(4):                                                 [   ]%
                                                                    ------------
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              [   ]%
                                                                    ============
       (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $_____, plus an additional fee of up to $_____ if the investor does not create or redeem through the NSCC (for a total of up to $_____). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
       (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Adviser" under "Fund Management".
       (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
       (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems IndexIQ(TM) METRIX(TM) Shares only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. INDEXIQ(TM)

METRIX(TM) SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell IndexIQ(TM) METRIX(TM) Shares. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_____, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------



--------
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional variable fee of up to five times the standard creation or redemption transaction fee will be charged.

             IndexIQ(TM) Effective Workforce Leaders Large Cap Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol): IndexIQ(TM) Most Effective Workforces Large Cap Index

Inception Date:            ________________, 2007
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the IndexIQ(TM) Most Effective Workforces Large Cap Index. The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a "passive management" investment strategy designed to track the performance of the IndexIQ(TM) Most Effective Workforces Large Cap Index, an index of U.S. common stocks of large capitalization companies that have been identified as the "effective workforce" companies by the Index Administrators and therefore are included in the IndexIQ(TM) Most Effective Workforces Large Cap Index. The components of this Index are derived using a purely quantitative, rules-based methodology. A company with an "effective workforce" is a company that demonstrates favorable results across multiple metrics related to employee productivity, such as total capital per employee and labor and related spending per employee. The IndexIQ(TM) Most Effective Workforces Large Cap Index is typically comprised of 50 component securities of companies with market capitalizations of at least $1.5 billion.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of companies with market capitalizations of at least $1.5 billion, this means that the Fund will invest at least 90% of its assets in companies with minimum market capitalizations of $1.5 billion, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.

PRINCIPAL RISKS

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the IndexIQ(TM) METRIX(TM) Shares are listed on the
        [       ] and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the IndexIQ(TM) METRIX(TM) Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying IndexIQ(TM) METRIX(TM) Shares on the secondary market, and you may receive less than NAV when you sell IndexIQ(TM) METRIX(TM) Shares.

o       The Fund is subject to secondary market risk. Although IndexIQ(TM)
        METRIX(TM) Shares are listed for trading on the [       ], it is
        possible that an active trading market may not be maintained. Trading of
        the IndexIQ(TM) METRIX(TM) Shares on the [       ] may be halted if
        [       ] officials deem such action appropriate, if the IndexIQ(TM)
        METRIX(TM) Shares are delisted from the [       ] or if the activation
        of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures, option contracts and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks from, and possibly greater than, those of the underlying securities, assets, or market indexes.

PERFORMANCE INFORMATION

The Fund has not yet begun operations, so performance information is not yet available.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold IndexIQ(TM) METRIX(TM) Shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

       SHAREHOLDER FEES
       (fees paid directly from your investment)

       Sales Charge (Load) Imposed on Purchases:                            None
       Transaction Fee on Purchases and Redemptions:                   Varies(1)


       ANNUAL FUND OPERATING EXPENSES
       (expenses deducted from the Fund's assets)

       Management Fee(2):                                                 [   ]%
       12b-1 Distribution Fee(3):                                         [   ]%
       Other Expenses(4):                                                 [   ]%
                                                                    ------------
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              [   ]%
                                                                    ============
       (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $_____, plus an additional fee of up to $_____ if the investor does not create or redeem through the NSCC (for a total of up to $_____). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
       (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Adviser" under "Fund Management".
       (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
       (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems IndexIQ(TM) METRIX(TM) Shares only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. INDEXIQ(TM) METRIX(TM) SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell IndexIQ(TM) METRIX(TM) Shares. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_____, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------



--------
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional variable fee of up to five times the standard creation or redemption transaction fee will be charged.

              IndexIQ(TM) Corporate Governance Leaders All Cap Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol): IndexIQ(TM) Best Corporate Governance All Cap Index

Inception Date:            ________________, 2007
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the IndexIQ(TM) Best Corporate Governance All Cap Index. The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a "passive management" investment strategy designed to track the performance of the IndexIQ(TM) Best Corporate Governance All Cap Index, an index of U.S. common stocks of companies that, regardless of capitalization, have been identified as having quality corporate governance by the Index Administrators and therefore are included in the IndexIQ(TM) Best Corporate Governance All Cap Index. The components of this Index are derived using a purely quantitative, rules-based methodology. A "best governed" company is a company that avoids certain potential pitfalls associated with poor corporate governance, such as an excessive number of financial restatements in a given time period and a qualified auditor opinion and, at the same time, demonstrates favorable results across multiple metrics related to corporate governance and operations, such as its debt-to-equity ratio and return on equity. The IndexIQ(TM) Best Corporate Governance All Cap Index is typically comprised of 100 component securities of companies with market capitalizations of at least $300 million.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.

PRINCIPAL RISKS

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the IndexIQ(TM) METRIX(TM) Shares are listed on the
        [       ] and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the IndexIQ(TM) METRIX(TM) Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying IndexIQ(TM) METRIX(TM) Shares on the secondary market, and you may receive less than NAV when you sell IndexIQ(TM) METRIX(TM) Shares.

o       The Fund is subject to secondary market risk. Although IndexIQ(TM)
        METRIX(TM) Shares are listed for trading on the [       ], it is
        possible that an active trading market may not be maintained. Trading of
        the IndexIQ(TM) METRIX(TM) Shares on the [       ] may be halted if
        [ ] officials deem such action appropriate, if the IndexIQ(TM) METRIX(TM) Shares are delisted from the [ ] or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures, option contracts and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks from, and possibly greater than, those of the underlying securities, assets, or market indexes.

o The Fund is subject to capitalization risk, which is the risk associated with the fact that the Fund is not limited in the size of the companies in which it invests, so that it may invest in small-capitalization, mid-capitalization and large-capitalization stocks. Investments in small and medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have inferior or limited product lines, markets and financial resources. In addition, the securities of small- and mid-capitalization companies may trade less frequently and in smaller volume than the securities of larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.

PERFORMANCE INFORMATION

The Fund has not yet begun operations, so performance information is not yet available.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold IndexIQ(TM) METRIX(TM) Shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

       SHAREHOLDER FEES
       (fees paid directly from your investment)

       Sales Charge (Load) Imposed on Purchases:                            None
       Transaction Fee on Purchases and Redemptions:                   Varies(1)


       ANNUAL FUND OPERATING EXPENSES
       (expenses deducted from the Fund's assets)

       Management Fee(2):                                                 [   ]%
       12b-1 Distribution Fee(3):                                         [   ]%
       Other Expenses(4):                                                 [   ]%
                                                                    ------------
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              [   ]%
                                                                    ============
       (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $_____, plus an additional fee of up to $_____ if the investor does not create or redeem through the NSCC (for a total of up to $_____). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
       (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Adviser" under "Fund Management".
       (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
       (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems IndexIQ(TM) METRIX(TM) Shares only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. INDEXIQ(TM)

METRIX(TM) SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell IndexIQ(TM) METRIX(TM) Shares. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_____, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------



--------
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional variable fee of up to five times the standard creation or redemption transaction fee will be charged.

             IndexIQ(TM) Corporate Governance Leaders Large Cap Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol): IndexIQ(TM) Best Corporate Governance Large Cap Index

Inception Date:            ________________, 2007
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the IndexIQ(TM) Best Corporate Governance Large Cap Index. The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a "passive management" investment strategy designed to track the performance of the IndexIQ(TM) Best Corporate Governance Large Cap Index, an index of U.S. common stocks of large capitalization companies that have been identified as having quality corporate governance by the Index Administrators and therefore are included in the IndexIQ(TM) Best Corporate Governance Large Cap Index. The components of this Index are derived using a purely quantitative, rules-based methodology. A "best governed" company is a company that avoids certain potential pitfalls associated with poor corporate governance, such as an excessive number of financial restatements in a given time period and a qualified auditor opinion and, at the same time, demonstrates favorable results across multiple metrics related to corporate governance and operations, such as its debt-to-equity ratio and return on equity. The IndexIQ(TM) Best Corporate Governance Large Cap Index is typically comprised of 50 component securities of companies with market capitalizations of at least $1.5 billion.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of companies with market capitalizations of at least $1.5 billion, this means that the Fund will invest at least 90% of its assets in companies with minimum market capitalizations of $1.5 billion, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.

PRINCIPAL RISKS

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the IndexIQ(TM) METRIX(TM) Shares are listed on the
        [       ] and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the IndexIQ(TM) METRIX(TM) Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying IndexIQ(TM) METRIX(TM) Shares on the secondary market, and you may receive less than NAV when you sell IndexIQ(TM) METRIX(TM) Shares.

o       The Fund is subject to secondary market risk. Although IndexIQ(TM)
        METRIX(TM) Shares are listed for trading on the [       ], it is
        possible that an active trading market may not be maintained. Trading of
        the IndexIQ(TM) METRIX(TM) Shares on the [       ] may be halted if
        [       ] officials deem such action appropriate, if the IndexIQ(TM)
        METRIX(TM) Shares are delisted from the [       ] or if the activation
        of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures, option contracts and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks from, and possibly greater than, those of the underlying securities, assets, or market indexes.

PERFORMANCE INFORMATION

The Fund has not yet begun operations, so performance information is not yet available.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold IndexIQ(TM) METRIX(TM) Shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

       SHAREHOLDER FEES
       (fees paid directly from your investment)

       Sales Charge (Load) Imposed on Purchases:                            None
       Transaction Fee on Purchases and Redemptions:                   Varies(1)


       ANNUAL FUND OPERATING EXPENSES
       (expenses deducted from the Fund's assets)

       Management Fee(2):                                                 [   ]%
       12b-1 Distribution Fee(3):                                         [   ]%
       Other Expenses(4):                                                 [   ]%
                                                                    ------------
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              [   ]%
                                                                    ============
       (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $_____, plus an additional fee of up to $_____ if the investor does not create or redeem through the NSCC (for a total of up to $_____). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
       (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Adviser" under "Fund Management".
       (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
       (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems IndexIQ(TM) METRIX(TM) Shares only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. INDEXIQ(TM) METRIX(TM) SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell IndexIQ(TM) METRIX(TM) Shares. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_____, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------



--------
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional variable fee of up to five times the standard creation or redemption transaction fee will be charged.

              IndexIQ(TM) Competitive Momentum Leaders All Cap Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol): IndexIQ(TM) Competitive Momentum All Cap Index

Inception Date:            ________________, 2007
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the IndexIQ(TM) Competitive Momentum All Cap Index. The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a "passive management" investment strategy designed to track the performance of the IndexIQ(TM) Competitive Momentum All Cap Index, an index of U.S. common stocks of companies that, regardless of capitalization, have been identified as the "momentum leaders" by the Index Administrators and therefore are included in the IndexIQ(TM) Competitive Momentum All Cap Index. The components of this Index are derived using a purely quantitative, rules-based methodology. A company exhibiting "competitive momentum" is a company that has demonstrated favorable results across multiple metrics related to various financial gains relative to other companies in areas such as sales and earnings. The IndexIQ(TM) Competitive Momentum All Cap Index is typically comprised of 100 component securities of companies with market capitalizations of at least $300 million.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.

PRINCIPAL RISKS

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the IndexIQ(TM) METRIX(TM) Shares are listed on the
        [       ] and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the IndexIQ(TM) METRIX(TM) Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying IndexIQ(TM) METRIX(TM) Shares on the secondary market, and you may receive less than NAV when you sell IndexIQ(TM) METRIX(TM) Shares.

o       The Fund is subject to secondary market risk. Although IndexIQ(TM)
        METRIX(TM) Shares are listed for trading on the [       ], it is
        possible that an active trading market may not be maintained. Trading of
        the IndexIQ(TM) METRIX(TM) Shares on the [       ] may be halted if
        [       ] officials deem such action appropriate, if the IndexIQ(TM)
        METRIX(TM) Shares are delisted from the [       ] or if the activation
        of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures, option contracts and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks from, and possibly greater than, those of the underlying securities, assets, or market indexes.

o The Fund is subject to capitalization risk, which is the risk associated with the fact that the Fund is not limited in the size of the companies in which it invests, so that it may invest in small-capitalization, mid-capitalization and large-capitalization stocks. Investments in small and medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have inferior or limited product lines, markets and financial resources. In addition, the securities of small- and mid-capitalization companies may trade less frequently and in smaller volume than the securities of larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.

PERFORMANCE INFORMATION

The Fund has not yet begun operations, so performance information is not yet available.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold IndexIQ(TM) METRIX(TM) Shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

       SHAREHOLDER FEES
       (fees paid directly from your investment)

       Sales Charge (Load) Imposed on Purchases:                            None
       Transaction Fee on Purchases and Redemptions:                   Varies(1)


       ANNUAL FUND OPERATING EXPENSES
       (expenses deducted from the Fund's assets)

       Management Fee(2):                                                 [   ]%
       12b-1 Distribution Fee(3):                                         [   ]%
       Other Expenses(4):                                                 [   ]%
                                                                    ------------
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              [   ]%
                                                                    ============
       (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $_____, plus an additional fee of up to $_____ if the investor does not create or redeem through the NSCC (for a total of up to $_____). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
       (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Adviser" under "Fund Management".
       (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
       (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems IndexIQ(TM) METRIX(TM) Shares only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. INDEXIQ(TM)

METRIX(TM) SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell IndexIQ(TM) METRIX(TM) Shares. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_____, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------



--------
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional variable fee of up to five times the standard creation or redemption transaction fee will be charged.

             IndexIQ(TM) Competitive Momentum Leaders Large Cap Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol): IndexIQ(TM) Competitive Momentum Large Cap Index

Inception Date:            ________________, 2007
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the IndexIQ(TM) Competitive Momentum Large Cap Index. The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a "passive management" investment strategy designed to track the performance of the IndexIQ(TM) Competitive Momentum Large Cap Index, an index of U.S. common stocks of large capitalization companies that have been identified as the "momentum leaders" by the Index Administrators and therefore are included in the IndexIQ(TM) Competitive Momentum Large Cap Index. The components of this Index are derived using a purely quantitative, rules-based methodology. A company exhibiting "competitive momentum" is a company that has demonstrated favorable results across multiple metrics related to various financial gains relative to other companies in areas such as sales and earnings. The IndexIQ(TM) Competitive Momentum Large Cap Index is typically comprised of 50 component securities of companies with market capitalizations of at least $1.5 billion.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of companies with market capitalizations of at least $1.5 billion, this means that the Fund will invest at least 90% of its assets in companies with minimum market capitalizations of $1.5 billion, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.

PRINCIPAL RISKS

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the IndexIQ(TM) METRIX(TM) Shares are listed on the
        [       ] and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the IndexIQ(TM) METRIX(TM) Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying IndexIQ(TM) METRIX(TM) Shares on the secondary market, and you may receive less than NAV when you sell IndexIQ(TM) METRIX(TM) Shares.

o       The Fund is subject to secondary market risk. Although IndexIQ(TM)
        METRIX(TM) Shares are listed for trading on the [       ], it is
        possible that an active trading market may not be maintained. Trading of
        the IndexIQ(TM) METRIX(TM) Shares on the [       ] may be halted if
        [       ] officials deem such action appropriate, if the IndexIQ(TM)
        METRIX(TM) Shares are delisted from the [       ] or if the activation
        of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures, option contracts and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks from, and possibly greater than, those of the underlying securities, assets, or market indexes.

PERFORMANCE INFORMATION

The Fund has not yet begun operations, so performance information is not yet available.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold IndexIQ(TM) METRIX(TM) Shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

       SHAREHOLDER FEES
       (fees paid directly from your investment)

       Sales Charge (Load) Imposed on Purchases:                            None
       Transaction Fee on Purchases and Redemptions:                   Varies(1)


       ANNUAL FUND OPERATING EXPENSES
       (expenses deducted from the Fund's assets)

       Management Fee(2):                                                 [   ]%
       12b-1 Distribution Fee(3):                                         [   ]%
       Other Expenses(4):                                                 [   ]%
                                                                    ------------
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              [   ]%
                                                                    ============
       (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $_____, plus an additional fee of up to $_____ if the investor does not create or redeem through the NSCC (for a total of up to $_____). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
       (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Adviser" under "Fund Management".
       (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
       (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems IndexIQ(TM) METRIX(TM) Shares only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. INDEXIQ(TM) METRIX(TM) SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell IndexIQ(TM) METRIX(TM) Shares. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_____, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------



--------
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional variable fee of up to five times the standard creation or redemption transaction fee will be charged.

                IndexIQ(TM) Customer Loyalty Leaders All Cap Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol): IndexIQ(TM) Customer Loyalty All Cap Index

Inception Date:            ________________, 2007
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the IndexIQ(TM) Customer Loyalty All Cap Index. The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a "passive management" investment strategy designed to track the performance of the IndexIQ(TM) Customer Loyalty All Cap Index, an index of U.S. common stocks of companies that, regardless of capitalization, have been identified as the "customer loyalty leaders" by the Index Administrators and therefore are included in the IndexIQ(TM) Customer Loyalty All Cap Index. The components of this Index are derived using a purely quantitative, rules-based methodology. A company that is a "customer loyalty" leader is a company that demonstrates favorable results across various customer centric metrics, such as market share growth and customer advances. The IndexIQ(TM) Customer Loyalty All Cap Index is typically comprised of 100 component securities of companies with market capitalizations of at least $300 million.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.

PRINCIPAL RISKS

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the IndexIQ(TM) METRIX(TM) Shares are listed on the
        [       ] and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the IndexIQ(TM) METRIX(TM) Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying IndexIQ(TM) METRIX(TM) Shares on the secondary market, and you may receive less than NAV when you sell IndexIQ(TM) METRIX(TM) Shares.

o       The Fund is subject to secondary market risk. Although IndexIQ(TM)
        METRIX(TM) Shares are listed for trading on the [       ], it is
        possible that an active trading market may not be maintained. Trading of
        the IndexIQ(TM) METRIX(TM) Shares on the [       ] may be halted if
        [       ] officials deem such action appropriate, if the IndexIQ(TM)
        METRIX(TM) Shares are delisted from the [       ] or if the activation
        of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures, option contracts and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks from, and possibly greater than, those of the underlying securities, assets, or market indexes.

o The Fund is subject to capitalization risk, which is the risk associated with the fact that the Fund is not limited in the size of the companies in which it invests, so that it may invest in small-capitalization, mid-capitalization and large-capitalization stocks. Investments in small and medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have inferior or limited product lines, markets and financial resources. In addition, the securities of small- and mid-capitalization companies may trade less frequently and in smaller volume than the securities of larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.

PERFORMANCE INFORMATION

The Fund has not yet begun operations, so performance information is not yet available.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold IndexIQ(TM) METRIX(TM) Shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

       SHAREHOLDER FEES
       (fees paid directly from your investment)

       Sales Charge (Load) Imposed on Purchases:                            None
       Transaction Fee on Purchases and Redemptions:                   Varies(1)


       ANNUAL FUND OPERATING EXPENSES
       (expenses deducted from the Fund's assets)

       Management Fee(2):                                                 [   ]%
       12b-1 Distribution Fee(3):                                         [   ]%
       Other Expenses(4):                                                 [   ]%
                                                                    ------------
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              [   ]%
                                                                    ============

       (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $_____, plus an additional fee of up to $_____ if the investor does not create or redeem through the NSCC (for a total of up to $_____). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
       (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Adviser" under "Fund Management".
       (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
       (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems IndexIQ(TM) METRIX(TM) Shares only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. INDEXIQ(TM)

METRIX(TM) SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell IndexIQ(TM) METRIX(TM) Shares. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_____, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------



--------
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional variable fee of up to five times the standard creation or redemption transaction fee will be charged.

               IndexIQ(TM) Customer Loyalty Leaders Large Cap Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol): IndexIQ(TM) Customer Loyalty Large Cap Index

Inception Date:            ________________, 2007
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the IndexIQ(TM) Customer Loyalty Large Cap Index. The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a "passive management" investment strategy designed to track the performance of the IndexIQ(TM) Customer Loyalty Large Cap Index, an index of U.S. common stocks of large capitalization companies that have been identified as the "customer satisfaction leaders" by the Index Administrators and therefore are included in the IndexIQ(TM) Customer Loyalty Large Cap Index. The components of this Index are derived using a purely quantitative, rules-based methodology. A company that is a "customer loyalty" leader is a company that demonstrates favorable results across various customer centric metrics, such as market share growth and customer advances. The IndexIQ(TM) Customer Loyalty Large Cap Index is typically comprised of 50 component securities of companies with market capitalizations of at least $1.5 billion.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of companies with market capitalizations of at least $1.5 billion, this means that the Fund will invest at least 90% of its assets in companies with minimum market capitalizations of $1.5 billion. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.

PRINCIPAL RISKS

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the IndexIQ(TM) METRIX(TM) Shares are listed on the
        [       ] and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the IndexIQ(TM) METRIX(TM) Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying IndexIQ(TM) METRIX(TM) Shares on the secondary market, and you may receive less than NAV when you sell IndexIQ(TM) METRIX(TM) Shares.

o       The Fund is subject to secondary market risk. Although IndexIQ(TM)
        METRIX(TM) Shares are listed for trading on the [       ], it is
        possible that an active trading market may not be maintained. Trading of
        the IndexIQ(TM) METRIX(TM) Shares on the [       ] may be halted if
        [       ] officials deem such action appropriate, if the IndexIQ(TM)
        METRIX(TM) Shares are delisted from the [       ] or if the activation
        of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures, option contracts and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks from, and possibly greater than, those of the underlying securities, assets, or market indexes.

PERFORMANCE INFORMATION

The Fund has not yet begun operations, so performance information is not yet available.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold IndexIQ(TM) METRIX(TM) Shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

       SHAREHOLDER FEES
       (fees paid directly from your investment)

       Sales Charge (Load) Imposed on Purchases:                            None
       Transaction Fee on Purchases and Redemptions:                   Varies(1)


       ANNUAL FUND OPERATING EXPENSES
       (expenses deducted from the Fund's assets)

       Management Fee(2):                                                 [   ]%
       12b-1 Distribution Fee(3):                                         [   ]%
       Other Expenses(4):                                                 [   ]%
                                                                    ------------
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              [   ]%
                                                                    ============

       (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $_____, plus an additional fee of up to $_____ if the investor does not create or redeem through the NSCC (for a total of up to $_____). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
       (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Adviser" under "Fund Management".
       (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
       (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems IndexIQ(TM) METRIX(TM) Shares only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. INDEXIQ(TM) METRIX(TM) SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell IndexIQ(TM) METRIX(TM) Shares. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_____, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------



--------
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional variable fee of up to five times the standard creation or redemption transaction fee will be charged.

                 IndexIQ(TM) Sustainability Leaders All Cap Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol): IndexIQ(TM) Most Sustainable Companies All Cap Index

Inception Date:            ________________, 2007
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the IndexIQ(TM) Most Sustainable Companies All Cap Index. The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a "passive management" investment strategy designed to track the performance of the IndexIQ(TM) Most Sustainable Companies All Cap Index, an index of U.S. common stocks of companies that, regardless of capitalization, have been identified as the "most sustainable" by the Index Administrators and therefore are included in the IndexIQ(TM) Most Sustainable Companies All Cap Index. The components of this Index are derived using a purely quantitative, rules-based methodology. A "sustainable" company is a company that demonstrates favorable results across multiple metrics related to sustainability, such as the extent to which its pension fund is over or under funded and its debt service ratio and, at the same time, is not primarily engaged in certain businesses widely considered to be inconsistent with social responsibility, such as alcohol, tobacco and firearms. The IndexIQ(TM) Most Sustainable Companies All Cap Index is typically comprised of 100 component securities of companies with market capitalizations of at least $300 million.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.

PRINCIPAL RISKS

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the IndexIQ(TM) METRIX(TM) Shares are listed on the [ ] and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the IndexIQ(TM) METRIX(TM) Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying IndexIQ(TM) METRIX(TM) Shares on the secondary market, and you may receive less than NAV when you sell IndexIQ(TM) METRIX(TM) Shares.

o       The Fund is subject to secondary market risk. Although IndexIQ(TM)
        METRIX(TM) Shares are listed for trading on the [       ], it is
        possible that an active trading market may not be maintained. Trading of
        the IndexIQ(TM) METRIX(TM) Shares on the [       ] may be halted if
        [       ] officials deem such action appropriate, if the IndexIQ(TM)
        METRIX(TM) Shares are delisted from the [       ] or if the activation
        of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures, option contracts and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks from, and possibly greater than, those of the underlying securities, assets, or market indexes.

o The Fund is subject to capitalization risk, which is the risk associated with the fact that the Fund is not limited in the size of the companies in which it invests, so that it may invest in small-capitalization, mid-capitalization and large-capitalization stocks. Investments in small and medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have inferior or limited product lines, markets and financial resources. In addition, the securities of small- and mid-capitalization companies may trade less frequently and in smaller volume than the securities of larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.

PERFORMANCE INFORMATION

The Fund has not yet begun operations, so performance information is not yet available.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold IndexIQ(TM) METRIX(TM) Shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

       SHAREHOLDER FEES
       (fees paid directly from your investment)

       Sales Charge (Load) Imposed on Purchases:                            None
       Transaction Fee on Purchases and Redemptions:                   Varies(1)


       ANNUAL FUND OPERATING EXPENSES
       (expenses deducted from the Fund's assets)

       Management Fee(2):                                                 [   ]%
       12b-1 Distribution Fee(3):                                         [   ]%
       Other Expenses(4):                                                 [   ]%
                                                                    ------------
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              [   ]%
                                                                    ============

       (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $_____, plus an additional fee of up to $_____ if the investor does not create or redeem through the NSCC (for a total of up to $_____). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
       (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Adviser" under "Fund Management".
       (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
       (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems IndexIQ(TM) METRIX(TM) Shares only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. INDEXIQ(TM)

METRIX(TM) SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell IndexIQ(TM) METRIX(TM) Shares. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_____, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------



--------
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional variable fee of up to five times the standard creation or redemption transaction fee will be charged.

                IndexIQ(TM) Sustainability Leaders Large Cap Fund

--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol): IndexIQ(TM) Most Sustainable Companies Large Cap
                           Index

Inception Date:            ________________, 2007
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the IndexIQ(TM) Most Sustainable Companies Large Cap Index. The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days notice of any change in investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a "passive management" investment strategy designed to track the performance of the IndexIQ(TM) Most Sustainable Companies Large Cap Index, an index of U.S. common stocks of large capitalization companies that have been identified as the "most sustainable" by the Index Administrators and therefore are included in the IndexIQ(TM) Most Sustainable Companies Large Cap Index. The components of this Index are derived using a purely quantitative, rules-based methodology. A "sustainable" company is a company that demonstrates favorable results across multiple metrics related to sustainability, such as the extent to which its pension fund is over or under funded and its debt service ratio and, at the same time, is not primarily engaged in certain businesses widely considered to be inconsistent with social responsibility, such as alcohol, tobacco and firearms. The IndexIQ(TM) Most Sustainable Companies Large Cap Index is typically comprised of 50 component securities of companies with market capitalizations of at least $1.5 billion.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of companies with market capitalizations of at least $1.5 billion, this means that the Fund will invest at least 90% of its assets in companies with minimum market capitalizations of $1.5 billion, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks of companies in the Underlying Index.

PRINCIPAL RISKS

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the IndexIQ(TM) METRIX(TM) Shares are listed on the
        [       ] and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the IndexIQ(TM) METRIX(TM) Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying IndexIQ(TM) METRIX(TM) Shares on the secondary market, and you may receive less than NAV when you sell IndexIQ(TM) METRIX(TM) Shares.

o       The Fund is subject to secondary market risk. Although IndexIQ(TM)
        METRIX(TM) Shares are listed for trading on the [       ], it is
        possible that an active trading market may not be maintained. Trading of
        the IndexIQ(TM) METRIX(TM) Shares on the [       ] may be halted if
        [       ] officials deem such action appropriate, if the IndexIQ(TM)
        METRIX(TM) Shares are delisted from the [       ] or if the activation
        of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures, option contracts and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks from, and possibly greater than, those of the underlying securities, assets, or market indexes.

PERFORMANCE INFORMATION

The Fund has not yet begun operations, so performance information is not yet available.


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


FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold IndexIQ(TM) METRIX(TM) Shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

       SHAREHOLDER FEES
       (fees paid directly from your investment)

       Sales Charge (Load) Imposed on Purchases:                            None
       Transaction Fee on Purchases and Redemptions:                   Varies(1)


       ANNUAL FUND OPERATING EXPENSES
       (expenses deducted from the Fund's assets)

       Management Fee(2):                                                 [   ]%
       12b-1 Distribution Fee(3):                                         [   ]%
       Other Expenses(4):                                                 [   ]%
                                                                    ------------
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              [   ]%
                                                                    ============

       (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $_____, plus an additional fee of up to $_____ if the investor does not create or redeem through the NSCC (for a total of up to $_____). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
       (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Adviser" under "Fund Management".
       (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
       (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems IndexIQ(TM) METRIX(TM) Shares only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. INDEXIQ(TM) METRIX(TM) SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell IndexIQ(TM) METRIX(TM) Shares. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed.* The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_____, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

----------------------------------------
       1 YEAR             3 YEARS
----------------------------------------
        $---               $---
----------------------------------------



--------
* If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional variable fee of up to five times the standard creation or redemption transaction fee will be charged.

ADDITIONAL INFORMATION ABOUT THE FUNDS, THEIR PRINCIPAL STRATEGIES AND RELATED RISKS

The following section provides more information about the Funds, the Underlying Indexes and the principal investment strategies and risks that are common to each Fund.

ADDITIONAL INVESTMENT STRATEGIES

Under normal circumstances, each Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index. Because each Underlying Index is comprised only of stocks as indicated by its name based on IndexIQ(TM), Inc.'s methodology for such Underlying Index (e.g., only "innovative" companies are contained in the IndexIQ(TM) Most Innovative Companies All Cap Index), this means that each Fund will invest at least 90% of its assets in such companies. The Funds will provide shareholders with at least 60 days' notice of any change in these policies. Each Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents such as money market instruments (subject to applicable limitations of the 1940 Act). Each Fund's investment objective is fundamental and may not be changed without a shareholder vote.

In addition to the Funds' principal investment strategies, each Fund may, from time to time, use certain other strategies or engage in certain other investment practices that are not principal strategies. For example, from time to time, each Fund may engage in securities lending and invest in investment-grade debt securities (i.e., debt obligations classified within the four highest ratings of a nationally recognized statistical rating organization such as Moody's Investors Service ("Moody's") or Standard & Poor's ("S&P") or, if unrated, determined by the Advisor to be of comparable quality). Each Fund may also hold cash and/or invest a portion of its assets in U.S. Government securities, high-quality money market instruments and repurchase agreements collateralized by the foregoing obligations. These other investments and strategies are described in detail in the Funds' Statement of Additional Information.

MORE INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS

Index Risk. The Funds employ a "passive management" or indexing investment approach. Each Fund attempts to track the investment performance of its Underlying Index. Whenever practicable, each Fund uses the replication method as its primary strategy, meaning that it holds the same stocks, in approximately the same proportions, as the stocks in the Underlying Index, regardless of their investment merit. Because each Fund is a passively managed index fund, the Advisor does not attempt to analyze individual companies or to quantify, manage or control the risks associated with investing in individual companies or in a portfolio that replicates the Underlying Index. Although index funds, by their nature, tend to be tax-efficient investment vehicles, tax ramifications are not considered in the passive management of index funds like the Funds. This risk is known as Index Risk.

Index Sampling Risk. From time to time, however, regulatory constraints or other legal considerations may prevent a Fund from replicating precisely an Underlying Index. This may occur for a number of reasons. For example, the Funds are taxed as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and the Code imposes certain percentage limitations applicable to investments by regulated investment companies. To the extent a strict application of the replication methodology would result in a violation of the Code, the Fund would be prevented from replicating the Underlying Index. Similarly, other regulatory constraints, such as limitations on the ability of a Fund to invest more than a certain percentage in illiquid securities, may also prevent the Fund from precisely replicating an Underlying Index. In these circumstances, the Fund will employ a strategy known as "sampling" whereby the Fund will invest in securities that, in the aggregate, are deemed by the Advisor to approximate the Underlying Index in terms of key characteristics. The Advisor will not use a sampling strategy in an attempt to manage the portfolio but will do so only when it is required to do so by regulatory or legal considerations. To the extent the Fund employs a sampling strategy, it is subject to index sampling risk, which is the risk that the securities selected by the Advisor pursuant to this strategy may not, in fact, provide investment performance that closely tracks the Underlying Index.

Stock Market Risk. The Funds are subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

Capitalization Risk. Each Fund invests across multiple industries and focuses on particular size stocks (e.g., large-, all- and small-capitalization), depending on the composition of the Underlying Index. Depending on the construction of the Underlying Index, a Fund may invest a substantial portion of its assets in small- and medium-size companies and the Index IQ Innovation Leaders Small Cap Fund will invest substantially all of its assets in the securities of small capitalization companies. Such investments generally entail greater risk than investments in larger, more established companies. Small- and medium- size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. These risks associated with small- and medium-sized companies, among other things, could significantly increase the volatility of a Fund's assets and adversely affect the NAVs of the Funds. As a result of these risks and uncertainties, an investor may lose some or all of his investment in the Funds. Small- and medium-size companies may be subject to acquisition by various large-size companies which may significantly impact the stock prices of such companies and, in turn, adversely affect the NAVs of the Funds.

Liquidity Risk. Each Fund may not be able to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Derivatives Risk. Each Fund may invest, to a limited extent, in derivatives. Derivatives may involve risks different from, and possibly greater than, those of traditional investments. To track their Underlying Indexes as closely as possible, the Funds attempt to remain fully invested in stocks. The Funds may invest, to a limited extent, in stock futures, options contracts and swap agreements, which are types of derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Investments in derivatives may subject a Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a Fund. Similar risks exist for swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset). The Funds will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

Market Price Risk. The market price of shares of the Funds may differ from the
Fund's NAV. IndexIQ(TM) METRIX(TM) Shares are listed for trading on the [      ]
and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the IndexIQ(TM) METRIX(TM) Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying IndexIQ(TM) METRIX(TM) Shares on the secondary market, and you may receive less than NAV when you sell those IndexIQ(TM) METRIX(TM) Shares.

The market price of IndexIQ(TM) METRIX(TM) Shares, like the price of any exchange-traded security, includes a "bid-asked spread" charged by the exchange specialist and other market-makers that cover the particular security. While the Fund cannot predict, and does not control, whether or when the IndexIQ(TM) METRIX(TM) Shares will trade at a premium or a discount to NAV, it is likely that in times of severe market disruption, the bid-asked spread will increase significantly and the IndexIQ(TM) METRIX(TM) Shares would most likely be traded at a discount to NAV. In addition, any discount is likely to be greatest when the price of IndexIQ(TM) METRIX(TM) Shares is falling fastest--and this may be the time that you most want to sell your IndexIQ(TM) METRIX(TM) Shares. The
Funds' website at http://www. [       ] will show the prior day's closing NAV
and closing market price for the Funds' shares. The Funds' website will contain the following information, on a per share basis, for each Fund: (a) the prior business day's net asset value and the Bid/Ask Price and a calculation of the premium or discount of the Bid/Ask Price at the time of calculation of the net asset value against such net asset value; and (b) data in chart format displaying the frequency distribution of discounts and premiums of the daily Bid/Ask Price against the net asset value, within appropriate ranges, for each of the four previous calendar quarters. In addition, the Funds' website contains information regarding the premiums and discounts at which shares of the Funds have traded.

Secondary Market Risk. An active secondary market for the IndexIQ(TM) METRIX(TM) Shares may not exist. Although the IndexIQ(TM) METRIX(TM) Shares are listed on the [ ], it is possible that an active trading market may not be maintained. In
addition, trading in the IndexIQ(TM) METRIX(TM) Shares on the [       ] will be
halted whenever trading in equity securities generally is halted by the activation of market-wide "circuit breakers," which are tied to large decreases in the Dow Jones Industrial Average. Trading of the IndexIQ(TM) METRIX(TM)
Shares also will be halted if (1) the shares are delisted from the [       ]
without first being listed on another exchange, or (2) [       ] officials
determine that such action is appropriate in the interest of a fair and orderly market or to protect investors. If trading is halted, eligible investors (see below) will still be able to purchase Creation Units of the Funds directly and redeem such units with the Funds. If IndexIQ(TM) METRIX(TM) Shares are delisted
from the [       ], the Company will consider what appropriate action, to take, which may include, among other things, seeking to list IndexIQ(TM) METRIX(TM) Shares on another U.S. securities exchange, converting the Fund to a traditional mutual fund, or redeeming the shares at NAV.

SHARES OF THE FUNDS ARE NOT INDIVIDUALLY REDEEMABLE. THEY CAN BE REDEEMED WITH THE ISSUING FUND DIRECTLY AT NAV ONLY IN LARGE LOTS KNOWN AS CREATION UNITS. YOU WOULD INCUR BROKERAGE COSTS IN PURCHASING ENOUGH SHARES OF THE FUND TO CONSTITUTE A CREATION UNIT.

MORE INFORMATION ABOUT THE UNDERLYING INDEXES

Each Underlying Index was created and developed by IndexIQ(TM), Inc. based on its own proprietary intellectual model. In developing each Underlying Index, IndexIQ(TM), Inc. has established specific characterization/inclusion/exclusion criteria governing the stocks that are included in each Underlying Index. IndexIQ(TM), Inc. has engaged Standard & Poor's (together, the "Index Administrators") to assist it in maintaining each Underlying Index based on this criteria. Each Underlying Index is reconstituted on an annual basis. Generally, decisions regarding additions to, removals from, or other necessary adjustments to each individual Underlying Index are made by the Index Administrators, in connection with corporate actions affecting the components and in accordance with each Underlying Index's rules-based methodology. See "Information About the Underlying Index and Index Administrators" in the Statement of Additional Information. The Advisor has engaged The Bank of New York (the "Sub-Adviser") for the day-to-day management of the Funds. See "Sub-Adviser" below. The Sub-Adviser will generally employ only the replication method in adjusting the Funds' portfolio in response to changes in the Underlying Index. To the extent that it is necessary to employ a sampling strategy with respect to a Fund's portfolio, the Advisor, and not the Sub-Adviser, will generally be responsible for determining which securities to invest in as part of that strategy. The Funds are not actively managed and the actions of Advisor and the Sub-Adviser will not result in the active management of the Funds. The service marks of each Underlying Index are the service marks of IndexIQ(TM), Inc. IndexIQ(TM), Inc. has licensed the use of these service marks to the Company in connection with its use by the Funds.

Each Fund reserves the right to substitute a different index for the Underlying Index if the Underlying Index is discontinued, if the Index Creator's arrangements with the Advisor relating to the use of the Underlying Indexes are terminated, or for any other reason determined in good faith by the Funds' Board of Directors. If the Index Creator's arrangements with the Advisor relating to the use of the Underlying Indexes are terminated, the Company will take whatever action is deemed to be in the best interests of the Funds' shareholders and the shareholders will be provided with advance written notice of such action.

HOW ARE INDEXIQ(TM) METRIX(TM) SHARES DIFFERENT FROM TRADITIONAL MUTUAL FUND SHARES?

Traditional mutual fund shares are issued by, and redeemed from, a fund at any time for cash at the shares' net asset value (NAV). NAV is typically calculated only once a day and reflects a fund's total assets, less its liabilities, divided by the number of shares it has outstanding. In determining the value of its assets, a traditional mutual fund typically values its underlying securities as of the close of trading on the New York Stock Exchange (the "NYSE"). As a result, no matter what time during the day an investor in a traditional mutual fund places an order to purchase or redeem shares, that investor's order will be priced at that fund's NAV determined as of the close of trading on the NYSE. Traditional mutual fund shares may be purchased from the fund directly by the shareholder or through a financial intermediary.

In contrast, IndexIQ(TM) METRIX(TM) Shares cannot be purchased from, or redeemed by, the issuing Fund except by or through a Participating Organization (defined below), and then only for an in-kind basket of securities. An organized secondary market is expected to exist for the IndexIQ(TM) METRIX(TM) Shares unlike traditional mutual fund shares, because IndexIQ(TM) METRIX(TM) Shares are
listed for trading on the [       ]. As a result, investors can purchase and
sell IndexIQ(TM) METRIX(TM) Shares on the secondary market through a broker. Secondary-market transactions do not take place at NAV but at market prices that change throughout the day, based on the supply of, and demand for, IndexIQ(TM) METRIX(TM) Shares. Shareholders will also incur typically brokerage and transaction costs when buying or selling IndexIQ(TM) METRIX(TM) Shares on the secondary market.

Although the market price of IndexIQ(TM) METRIX(TM) Shares typically approximates its NAV, there may be times when the market price and the NAV differ, so you may receive more or less than NAV when you sell your IndexIQ(TM) METRIX(TM) Shares on the secondary market. Also, it is possible that an active trading market may not be maintained.

BUYING AND SELLING FUND SHARES

BUYING AND SELLING SHARES ON THE SECONDARY MARKET

Shares can be bought or sold throughout the trading day like shares of any publicly traded security. To buy or sell IndexIQ(TM) METRIX(TM) Shares, you must have a brokerage account. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges. The price at which you buy or sell Fund shares (i.e., the market price) may be more or less than the NAV of the shares. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of Fund shares you must buy.

IndexIQ(TM) METRIX(TM) Shares are listed on the [_____________ (the "[______]")]. The [[______]] is generally open Monday through Friday and is closed for weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

BUYING SHARES DIRECTLY FROM A FUND

You can purchase shares directly from a Fund only in Creation Units or multiples thereof. Each Fund issues Creation Units in blocks of 50,000 Shares. For any particular Fund, the number of Fund shares in a Creation Unit will not change over time, except in the event that the Fund splits or revalues its shares. The Funds will not issue fractional Creation Units. Creation Units may be purchased only in exchange for a basket of securities - known as the In-Kind Creation Basket and cash equal to the Cash Component, as discussed further below. The Funds reserve the right to reject any purchase request at any time, for any reason, and without notice. The Funds can stop selling shares or postpone payment of redemption proceeds at times when the [[______]] is closed or under any emergency circumstances as determined by the SEC.

To purchase shares directly from a Fund, you must be a Participating Organization or you must purchase through a broker that is Participating Organization. A Participating Organization is a participant of the Continuous Net Settlement System of the National Securities Clearing Corporation ("NSCC") or the Depository Trust Company ("DTC") that has executed a Participant Agreement with the Fund's distributor, ALPS Distributors, Inc. (the "Distributor"). The Distributor will provide a list of Participating Organizations upon request. Because Creation Units can be purchased or redeemed only in exchange for a basket of securities likely to cost millions of dollars, it is expected that only a limited number of institutional investors will purchase and redeem shares directly with the Funds. Thus, certain information in this Prospectus (e.g., information about purchasing and redeeming IndexIQ(TM) METRIX(TM) Shares directly from a Fund and references to transaction fees imposed on purchases and redemptions of Creation Units) is not relevant to most retail investors. These arrangements are designed to protect shareholders of the Funds from the potentially adverse effects that may be caused by the need to make frequent purchases and sales of portfolio securities as a result of cash inflows and outflows, as experienced in a traditional mutual fund. For example, in a traditional mutual fund, redemptions can result in adverse tax consequences on non-redeeming taxable shareholders because the mutual fund must sell portfolio securities to raise cash to pay redemptions. These sales may generate taxable capital gains which are then distributed to all shareholders, including non-redeeming shareholders. In contrast, the in-kind redemption mechanism of the Funds will enable the Funds to meet redemption requests without the need to sell portfolio securities and, as a result, redemptions from the Funds will generally not have any tax impact on the non-redeeming shareholders. EXCEPT WHEN AGGREGATED IN CREATION UNITS, INDEX(TM) METRIX(TM) SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

- In-Kind Creation Basket. On each business day, prior to the opening of trading on the [[______]], the Fund's Advisor will post on the NSCC bulletin board the In-Kind Creation Basket for each Fund for that day. The In-Kind Creation Basket will identify the name and number of shares of each security that must be contributed to the Fund for each Creation Unit purchased. Each Fund reserves the right to accept a nonconforming creation basket.

- Cash Component. In addition to the in-kind deposit of securities, you will either pay to, or receive from, the Fund an amount of cash (the Balancing Amount) equal to the difference between the NAV of a Creation Unit and the value of the securities in the creation basket. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit. The Fund's Advisor will publish, on a daily basis, information about the previous day's Balancing Amount. You also must pay a transaction fee, described below, in cash. The Balancing Amount and the transaction fee, taken together, are referred to as the Cash Component.

- Placement of Purchase Orders. All purchase orders must be placed through a Participating Organization. Purchase orders will be processed either through a manual clearing process run by DTC or through an enhanced clearing process that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the NSCC. Participating Organizations that do not use the NSCC's enhanced clearing process will be charged a higher transaction fee (discussed below). A purchase order must be received by the Fund's Distributor prior to the close of regular trading on the [[______]] (generally 4:00 p.m., Eastern time) on the day the order is placed, and all other procedures set forth in the Participant Agreement must be followed, in order for you to receive the NAV determined on that day.

- Transaction Fee on Purchase of Creation Units. The Funds impose a transaction fee in the amount of $[ ] on each purchase of Creation Units effected through the NSCC's enhanced clearing process, regardless of the number of units purchased. For an investor purchasing Creation Units through the manual DTC clearing process, the transaction fee would be $________. Investors permitted to tender a nonconforming creation basket would be subject to an additional charge commensurate with the cost to the Fund. The transaction fee is paid to the Fund, not to the Distributor, the Advisor or a third party. The fee protects existing shareholders of the Fund from the costs associated with issuing Creation Units.

Shares of the Funds are held in book entry form, which means that no stock certificates are issued. The DTC, or its nominee, will be the registered owner of all outstanding shares of the Fund. Your beneficial ownership of shares will be shown on the records of DTC or its participants through which you hold the shares. Neither the Advisor nor the distributor will have any record of your ownership. Therefore, to exercise any right as an owner of shares, you must rely on the procedures of DTC and its participants. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Fund shares, and tax information. Your broker also will be responsible for distributing income and capital gains distributions and for ensuring that you receive shareholder reports and other communications from the Fund whose shares you own. You will receive other services (e.g., dividend reinvestment and average cost information) only if your broker offers these services.

REDEEMING SHARES DIRECTLY FROM A FUND

You may redeem shares of the Funds only in Creation Units or multiples thereof. To redeem shares directly with a Fund, you must be a Participating Organization or you must redeem through a broker that is a Participating Organization. Units may be redeemed only in exchange for a basket of securities - known as the In-Kind Redemption Basket and cash equal to the Cash Component, as discussed further below.

- In-Kind Redemption Basket. Redemption proceeds will be paid in kind with a basket of securities known as the In-Kind Redemption Basket. In most cases, the In-Kind Redemption basket will be the same as the In-Kind Creation Basket for that same day. There will be times, however, when the creation and redemption baskets differ. The composition of the In-Kind Redemption Basket will be available on the NSCC bulletin board. Each Fund reserves the right to honor a redemption request with a nonconforming redemption basket, with the consent of the redeeming investor.

- Cash Component. Depending on whether the NAV of a Creation Unit is higher or lower than the value of the redemption securities, you will either receive from or pay to the Fund a Balancing Amount in cash. If you are due to receive a Balancing Amount, the amount you actually receive will be reduced by the amount of the applicable transaction fee. You also must pay a transaction fee, described below, in cash. The Balancing Amount and the transaction fee, taken together, are referred to as the Cash Component.

- Placement of Redemption Orders. As with purchases, redemptions must be processed either through the DTC process or the enhanced NSCC process. A redemption order is deemed received on the date of transmittal if it is received by the Distributor prior to the close of regular trading on the [______] on that date, and if all other procedures set forth in the Participant Agreement are followed.

- Transaction Fee on Redemption of Creation Units. The Funds impose a transaction fee on each redemption of Creation Units. The amount of the transaction fee on redemptions effected through the NSCC and the DTC, and on nonconforming redemptions, is the same as the fee imposed on comparable purchases (see previous section). As with the transaction fee on purchases, the transaction fee on redemptions is paid to the Fund, not to the Adviser, the Distributor or a third party. The fee protects existing shareholders of the Fund from the costs associated with redeeming Creation Units.

You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because new Fund shares may be issued on an ongoing basis, a "distribution" of Fund shares could be occurring at any time. Certain activities that you perform as a dealer could, depending on the circumstances, result in you being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933 (the "Securities Act"). For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing Fund, break them down into the constituent Fund shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new Fund shares with an active selling effort involving solicitation of secondary-market demand for Fund shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person's activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not "underwriters" but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Fund shares as part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Funds. The acquisition of Fund shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may at some future time be permitted by an exemptive order that permits registered investment companies to invest in a Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment.

EXCHANGES

Shares of one Fund may not be exchanged for shares of another Fund.

FREQUENT TRADING

Unlike frequent trading of shares of a traditional open-end mutual funds (i.e., not exchange-traded) shares, frequent trading of shares of the Funds on the secondary market does not disrupt portfolio management, increase the funds' trading costs, lead to realization of capitalization gains, or otherwise harm fund shareholders because these trades do not involve the Funds directly. A few institutional investors are authorized to purchase and redeem the Funds' shares directly with the Funds. Because these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects (noted above) that may result from frequent cash trades. Moreover, each Fund imposes transaction fees on in-kind purchases and redemptions of the Fund to cover the custodial and other costs incurred by the fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the fund's trading costs increase in those circumstances. For these reasons, the Board of Directors has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in shares of the Funds.

PORTFOLIO TURNOVER RATE

The Funds are passively managed to their Underlying Indexes and may sell securities regardless of how long they have been held in order to replicate its Underlying Index. In some cases, the Funds' annual turnover rate may exceed 100%. A higher rate of portfolio turnover will result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in more frequently realized net gains to a Fund, the Fund's distributions of taxable income may increase.

DISTRIBUTION AND SERVICE PLAN

Each Fund has adopted a Distribution and Service Plan (the "Rule 12b-1 Plan") pursuant to which each Fund may pay financial intermediaries a fee of up to .25% of its average daily net assets for distribution and other services provided by that intermediary in accordance with the terms of the Rule 12b-1 Plan. The Board of Directors has determined that no payments will be made by the Funds under the Rule 12b-1 Plan for the twelve-month period following commencement of operations. If such fees are paid in the future, they would increase the costs associated with your investments in the Funds and decrease each Funds' NAV because these fees are paid by the Funds. These fees, if paid in the future, would be paid out of the Funds' assets on an on-going basis, and therefore, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PORTFOLIO HOLDINGS

Each Fund publicly disseminates its full portfolio holdings each day the Funds
are open for business through its internet web site at http://www.[       ].com.
Each Fund may terminate or modify this policy at any time without further notice to shareholders. In addition, the In-Kind Creation Basket and In-Kind Redemption Basket, which identify the securities and share quantities which are delivered in exchange for purchases and redemptions of Creation Units, are publicly disseminated daily prior to the open of the [[______]] via the NSCC. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Statement of Additional Information.

FUND MANAGEMENT

INVESTMENT ADVISER

XShares Advisors LLC serves as investment adviser to the Funds with overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds' Board of Directors. Under the Investment Advisory Agreement, the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor will also be responsible for employing any sampling strategy for the Funds.

For the services it provides to the Funds, the Advisor receives a unified management fee based on a percentage of the daily net assets of each Fund. The management fee is calculated daily and paid monthly in arrears. Out of the management fee, the Advisor pays all fees and expenses of the Sub-Adviser, Transfer Agent, the Administrator and Accounting Agent and the Custodian. The Fund is responsible for the payment of all other expenses associated with its operation, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), fees and expenses of the Chief Compliance Officer and expenses associated with the Funds' compliance program, litigation expenses, fees and expenses of the Funds' independent auditors, registration fees, expenses associated with compliance by the Fund with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses. Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisers to perform any of the services contemplated to be performed by the Adviser under the Investment Advisory Agreement. The Adviser is responsible for payment of the Sub-Advisory fee, as discussed below.

The Advisor is a newly organized investment adviser located at 420 Lexington Avenue, New York, New York 10170. The Advisor's parent company is XShares Group LLC. For its services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Advisor a fee equal to [___] % of each Fund's average daily net assets. The fee is accrued daily and paid monthly.

SUB-ADVISER

BNY Investment Advisors (the "Sub-Adviser"), a separate identifiable division of The Bank of New York, a New York State banking corporation, having its principal office and place of business at 1633 Broadway, 13th Floor, New York 10019, acts as investment sub-adviser to the Funds. Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Adviser, the Sub-Adviser will be responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds' Board of Directors. In this regard, the Sub-Adviser will be responsible for implementing the replication strategy for each Fund with regard to its

Underlying Index and for general administration, compliance and management services as may be agreed between the Advisor and the Sub-Adviser from time to time. The Sub-Adviser has substantial prior experience in acting as sub-adviser to ETFs.

In accordance with the terms of the Sub-Advisory Agreement, the Advisor pays the Sub-Adviser, out if its own resources, a fee based on a percentage of the average daily net assets of each Fund as set forth below:

     o [ ] basis points ( %) of the first $[100] million in combined daily net assets of all Funds; and

     o [ ] basis points ( %) of the combined daily net assets of all Funds in excess of $[100] million.

There is a minimum annual fee of $        per Fund.

A discussion regarding the basis for the Board of Directors approval of the Investment Advisory Agreement and Sub-Advisory Agreement will be available in the Funds' annual or semi-annual report.

PORTFOLIO MANAGERS

The following individuals from BNY's Index Fund Management Division are responsible for the day-to-day management of the Fund. The five most senior members are Kurt Zyla, Lloyd Buchanan, Denise Krisko, Robert McCormack and Todd Rose. Mr. Zyla, a Managing Director of BNY, has supervised the Index Fund Management Division since 1996. He joined BNY in 1989. Prior to his current position, he was employed by BNY in a number of capacities. Mr. Buchanan has been a Portfolio Manager in the Index Fund Management Division since January 2002. Prior to joining the Sub-Adviser, Mr. Buchanan was a Vice President and Chief Operating Officer of Axe Houghton Associates, Inc., an investment management subsidiary of Hoenig Group. Ms. Krisko is a Senior Portfolio Manager in the Index Fund Management Division. Prior to joining BNY in 2005, she was a portfolio manager and trader at Northern Trust (2003-2004) and at Deutsche Asset Management (2000-2003). Mr. McCormack has been a Senior Portfolio Manager in the Index Fund Management Division since 2002. Prior thereto, he was a portfolio manager and trader in the Special Equities and Products Group of the Sub-Adviser from 2001-2002. Mr. Rose has been a Portfolio Manager in the Index Fund Management Division since 2000. Each of these individuals has equal discretion with respect to the management of the Funds and share equally in the day-to-day portfolio management responsibilities.

Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

The Statement of Additional Information has more detailed information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Funds.

ADMINISTRATION, CUSTODIAN AND TRANSFER AGENT

The [Bank of New York] serves as the Administrator to the Funds. The Administrator's principal address is 101 Barclay Street, New York, New York 10286.

The [Bank of New York] serves as the Custodian to the Funds. The Custodian's principal address is 101 Barclay Street, New York, New York 10286.

The [Bank of New York] serves as the Transfer Agent to the Funds. The Transfer Agent's principal address is 101 Barclay Street, New York, New York 10286.

DISTRIBUTOR

ALPS Distributors, Inc. serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor's principal address is 1625 Broadway, Suite 2200, Denver, Colorado 80202. The Distributor does not maintain a secondary market in shares of the Funds.

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS

Each Fund pays out dividends from its net investment income to investors annually. Each Fund distributes any net capital gains annually.

DIVIDEND REINVESTMENT SERVICE

Brokers may make available to their customers who own Fund shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole and fractional Fund shares of the same Fund. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market.

TAXES

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when a Fund makes distributions and when you sell your shares of a Fund.

TAXES ON DISTRIBUTIONS

Distributions from a Fund's net investment income (other than qualified dividend income), including distributions out of the Fund's net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund's shares. Distributions by the Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. In order for a distribution by the Fund to be treated as qualified dividend income, a Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund's shares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that for taxable years of the Fund beginning after December 31, 200 _, but not beginning after December 31, 200_, interest related dividends and short-term capital gain dividends generally will not be subject to such U.S. withholding tax.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

TAXES WHEN SHARES ARE SOLD

Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of a Fund under all applicable tax laws.

DAILY PRICING

The net asset value, or NAV, of each Fund's shares is calculated each business day as of the close of regular trading on the [______], generally 4:00 p.m., Eastern time. NAV per share is computed by dividing the net assets by the number of shares outstanding.

If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Fund shares in Creation Unit blocks.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the U.S. securities exchange on which the Fund's shares are listed or by other information providers, such as Reuters. This approximate value should not be viewed as a "real-time" update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The approximate value generally is determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

When calculating the NAV of the Funds' shares, stocks held by the fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a Fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security's owner might reasonably expect to receive upon its sale. For example, fair-value pricing may be used, if
(1) trading in a security is halted and does not resume before the Fund's pricing time or if a security does not trade in the course of a day, and (2) the Fund holds enough of the security that its price could affect the Fund's NAV.

Fair-value prices are determined by the Advisor according to procedures adopted by the Board of Directors. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

DELIVERY OF FUND DOCUMENTS

HOUSEHOLDING

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the Prospectus and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

FINANCIAL HIGHLIGHTS

Performance information is not presented for the Funds since they have no operating history.

                     INDEXIQ(TM) EXCHANGE-TRADED FUNDS, INC.
                              420 Lexington Avenue
                            New York, New York 10170

FOR MORE INFORMATION

If you would like more information about IndexIQ(TM) Exchange-Traded Funds, Inc., the following documents are available free, upon request:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about the Funds' investments will be available in the Funds' annual and semi-annual reports to shareholders. In the annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds.

The annual and semi-annual reports will be incorporated by reference into this Prospectus and the SAI is incorporated by reference into, and is thus legally a part of, this Prospectus.

To receive a free copy of the latest annual or semi-annual report, when available, or the SAI, or to request additional information about the Funds, please contact us as follows:

               Call:         _________________
                             Monday through Friday
                             [8:00 a.m. to 8:00 p.m.] (Eastern Time)

               Write:        [          ]
                             c/o ALPS Distributors, Inc.
                             1625 Broadway, Suite 2200
                             Denver, Colorado 80202

               Visit:        www.[          ].com

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the Funds are also available in the EDGAR Database on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102. The Company's Investment Company Act file number: 811-22008 (C) 2007 [XShares Advisors LLC]

                     IndexIQ(TM) Exchange-Traded Funds, Inc.

               IndexIQ(TM)  Innovation Leaders All Cap Fund
               IndexIQ(TM) Innovation Leaders Small Cap Fund IndexIQ(TM) Market Power Leaders Fund
               IndexIQ(TM) Market Power Leaders Large Cap Fund IndexIQ(TM) Quality Growth Leaders All Cap Fund IndexIQ(TM) Quality Growth Leaders Large Cap Fund IndexIQ(TM) Efficient Operations Leaders All Cap Fund IndexIQ(TM) Efficient Operations Leaders Large Cap Fund IndexIQ(TM) Productivity Leaders All Cap Fund IndexIQ(TM) Productivity Leaders Large Cap Fund IndexIQ(TM) Effective Workforce Leaders All Cap Fund IndexIQ(TM) Effective Workforce Leaders Large Cap Fund IndexIQ(TM) Corporate Governance Leaders All Cap Fund IndexIQ(TM) Corporate Governance Leaders Large Cap Fund IndexIQ(TM) Competitive Momentum Leaders All Cap Fund IndexIQ(TM) Competitive Momentum Leaders Large Cap Fund IndexIQ(TM) Customer Loyalty Leaders All Cap Fund IndexIQ(TM) Customer Loyalty Leaders Large Cap Fund IndexIQ(TM) Sustainability Leaders All Cap Fund IndexIQ(TM) Sustainability Leaders Large Cap Fund

                       Statement of Additional Information

                           [          ][      ], [    ]

This Statement of Additional Information, which is not a prospectus, contains additional information about IndexIQ(TM) Exchange-Traded Funds, Inc. (the "Company"). This Statement of Additional Information should be read in
conjunction with the Company's current Prospectus, dated [       ][       ],
[       ], as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning ascribed to them as in the Prospectus.

The audited financial statements and related reports of [____________], the Company's independent registered public accounting firm, are included herein. A copy of the Prospectus may be obtained without charge, by contacting the Company's Distributor, ALPS Distributors, Inc., 1625 Broadway, Suite 2200, Denver, Colorado, 80202.

                                TABLE OF CONTENTS


                                                                            Page

I.      GENERAL INFORMATION ABOUT THE COMPANY...................................

II.     INVESTMENT POLICIES AND RELATED RISKS...................................

III.    FUNDAMENTAL INVESTMENT LIMITATIONS......................................

IV.     MANAGEMENT..............................................................

V.      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.....................

VI.     CODE OF ETHICS..........................................................

VII.    PROXY VOTING POLICIES...................................................

VIII.   PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES...................

IX.     PORTFOLIO TRANSACTIONS..................................................

X.      SHARE PRICE.............................................................

XI.     INFORMATION ABOUT INDEXIQ(TM) METRIX(TM) SHARES.........................

XII.    CAPITAL STOCK AND OTHER SECURITIES......................................

XIII.   DIVIDENDS AND DISTRIBUTIONS.............................................

XIV.    TAXATION................................................................

XV.     LICENSE GRANT...........................................................

XVI.    FINANCIAL STATEMENTS....................................................



                                      (i)

                    I. GENERAL INFORMATION ABOUT THE COMPANY

        IndexIQ(TM) Exchange-Traded Funds (the "Company") was organized as a Maryland corporation on January 17, 2007. The Company is comprised of 20 different portfolios (each, a "Fund" and together, the "Funds"). Each Fund currently offers one class of shares known as IndexIQ(TM) METRIX(TM) Shares. The Company may create additional Funds or classes of shares. There is no limit on the number of full and fractional shares that each Fund may issue. The Funds currently comprising the Company are as follows:

        IndexIQ(TM)  Innovation Leaders All Cap Fund
        IndexIQ(TM) Innovation Leaders Small Cap Fund IndexIQ(TM) Market Power Leaders Fund
        IndexIQ(TM) Market Power Leaders Large Cap Fund IndexIQ(TM) Quality Growth Leaders All Cap Fund IndexIQ(TM) Quality Growth Leaders Large Cap Fund IndexIQ(TM) Efficient Operations Leaders All Cap Fund IndexIQ(TM) Efficient Operations Leaders Large Cap Fund IndexIQ(TM) Productivity Leaders All Cap Fund IndexIQ(TM) Productivity Leaders Large Cap Fund IndexIQ(TM) Effective Workforce Leaders All Cap Fund IndexIQ(TM) Effective Workforce Leaders Large Cap Fund IndexIQ(TM) Corporate Governance Leaders All Cap Fund IndexIQ(TM) Corporate Governance Leaders Large Cap Fund IndexIQ(TM) Competitive Momentum Leaders All Cap Fund IndexIQ(TM) Competitive Momentum Leaders Large Cap Fund IndexIQ(TM) Customer Loyalty Leaders All Cap Fund IndexIQ(TM) Customer Loyalty Leaders Large Cap Fund IndexIQ(TM) Sustainability Leaders All Cap Fund IndexIQ(TM) Sustainability Leaders Large Cap Fund

        The Funds are registered with the United States Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 (the "1940 Act") as open-end, diversified management investment companies.

        Each Fund offers and issues IndexIQ(TM) METRIX(TM) Shares at net asset value only in aggregations of a specified number of Shares, generally in exchange for a basket of equity securities included in the Underlying Index, together with the deposit of a specified cash payment. IndexIQ(TM) METRIX(TM)
Shares have been approved for listing and secondary trading on the [       ],
subject to notice of issuance. IndexIQ(TM) METRIX(TM) Shares will trade on the
[       ] at market prices that may be below, at, or above NAV. IndexIQ(TM)
METRIX(TM) Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares. In the event of the liquidation of a Fund, the Company may lower the number of Shares in a Creation Unit.

        The Company reserves the right to offer a "cash" option for creations and redemptions of IndexIQ(TM) METRIX(TM) Shares, although it has no current intention of doing so. IndexIQ(TM)

METRIX(TM) Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Company cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities.

                    II. INVESTMENT POLICIES AND RELATED RISKS

        Each Fund's investment objective and principal investment strategies and risks are set forth in the Prospectus. The following information supplements the information contained in the Prospectus. In addition to the Funds' principal investment strategies, each Fund may, from time to time, use certain other strategies or engage in certain other investment practices that are not principal strategies. Some of these strategies and practices, and their associated risks, are described below. For example, from time to time, each Fund may engage in securities lending and may invest in investment-grade debt securities (i.e., debt obligations classified within the four highest ratings of a nationally recognized statistical rating organization such as Moody's Investors Service ("Moody's") or Standard & Poor's ("S&P") or, if unrated, determined by the Advisor to be of comparable quality). Each Fund may also hold cash and/or invest a portion of its assets in U.S. Government securities, high-quality money market instruments and repurchase agreements collateralized by the foregoing obligations.

        Limitations and restrictions on the level of investment in securities that are discussed in the Prospectus or in this Statement of Additional Information and that are expressed in terms of percentage limitations are measured at the time of investment, unless specifically indicated otherwise. Changes in market values, net assets, or other circumstances that cause a percentage limitation to be exceeded will not necessarily require that any security be sold.

        BORROWING. Each Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of its total assets. A Fund that borrows will pay interest on the borrowed money and may incur additional transaction costs and will be subject to the risk that the return realized from the investment of borrowed money will not exceed these interest and transaction costs. With respect to borrowings, a Fund is required to maintain continuous asset coverage (i.e., total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required 300% asset coverage should decline as a result of market fluctuations or for other reasons, a Fund may be required to sell some of its portfolio holdings to raise cash and reduce the amount borrowed so as to restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. In addition to these borrowings, each Fund may borrow from banks up to 5% of the Fund's total assets for temporary or emergency purposes. Borrowings of up to 5% for temporary and emergency purposes are not subject to the requirements to maintain continuous asset coverage of 300%.

        COMMON STOCK. The Funds will invest in common stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds, other debt holders, and owners of preferred stock take precedence over the claims of those who own common stock.

        DEBT SECURITIES. The Funds may invest in debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

        Variable or floating rate debt securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specific periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

        The Funds may invest in debt obligations that are considered investment-grade debt securities (i.e., debt obligations classified within the four highest ratings of a nationally recognized statistical organization such as Moody's Investors Service ("Moody's") or Standard & Poor's ("S&P") or, if unrated, determined to be of comparable quality).

        The Funds may also acquire zero coupon obligations. Such obligations have greater price volatility than coupon obligations and will not result in payment of interest until maturity. Since interest income is accrued throughout the term of the zero coupon obligation but is not actually received until maturity, a Fund, which is required for tax purposes to distribute to its shareholders a certain percentage of its income, may have to sell other securities to distribute the income prior to maturity of the zero coupon obligation.

        FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Funds may enter into futures contracts and options on futures contracts. The Funds will only enter into futures contracts and options on futures contracts that are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system. The Funds will not use futures or options on futures for speculative purposes.

        A futures contract is an agreement between two parties to buy or sell at a specific time in the future a specific quantity of a commodity at a specific price. The commodity may consist of an asset, a reference rate, or an index. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying commodity. When entering into a futures contract, a Fund would be required to make a good faith margin deposit in cash or U.S. Government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract if it is not terminated prior to its specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits are typically calculated as a percentage of the contract's market value.

        After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract value changes, or if the value of the securities placed in margin deposit with the broker changes, to the extent that margin deposit requirements are no longer satisfied, a Fund will be required to make payment of additional "variation margin." Conversely, contract value changes or changes in the value of margin securities may occur in such a way as to result in "excess margin," which would typically be repaid to a Fund. When investing in futures contracts, the Funds must satisfy certain asset segregation requirements to ensure that the use of futures is not leveraged. When a Fund takes a long position in a futures contract, it must segregate liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must segregate liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" an options or futures position generally by entering into an offsetting position.

        An option on a futures contract (or futures option) conveys the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific futures contract at a specific price (called the "exercise" or "strike" price) any time before the option expires. The seller of an option is called an option writer. The purchase price of an option is called the premium. The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case, for example, if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Generally, any profit realized by an option buyer represents a loss for the option writer.

        Each Fund may engage in futures contracts and options on futures contracts only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the SEC. In this regard, the Funds have claimed an exclusion from registration as a "commodity pool operator" under the Commodity Exchange Act. Each Fund intends to limit its hedging transactions in futures contracts so that immediately after any such transaction, the aggregate initial margin that is required to be posted by a Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by such Fund on its open futures options positions, does not exceed 5% of such Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts (and excluding the amount that a futures option is "in-the-money" at the time of purchase). An option to buy a futures contract is "in-the-money" if the then-current purchase price of the underlying futures contract exceeds the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then-current purchase price of the contract that is the subject of the option.

        The risk of loss in trading futures contracts and in writing futures options can be substantial, because of the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract, and the writing of a futures option, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so. In addition, on the settlement date, a Fund may be required to make delivery of the instruments underlying the futures positions it holds.

        A Fund could suffer losses if it is unable to close out a futures contract or a futures option because of an illiquid secondary market. Futures contracts and futures options may be closed out only on an exchange which provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

        A Fund bears the risk that XShares Advisors LLC (the "Advisor") will incorrectly predict future market trends. If the Advisor attempts to use a futures contract or a futures option as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

        A Fund could lose margin payments it has deposited with its futures broker, if, for example, the broker breaches its agreement with the Fund or becomes insolvent or goes into bankruptcy. In that event, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the broker's other customers, potentially resulting in losses to the Fund.

        GOVERNMENT OBLIGATIONS. The Funds may invest in U.S. Government obligations, including U.S. Treasury bonds, notes and bills and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the Federal National Mortgage Association, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks and the Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

        Securities issued or guaranteed by the U.S. government have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of a Fund.

        MONEY MARKET INSTRUMENTS. The Funds may invest in "money market instruments," which include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

        Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks.

        Investments by a Fund in commercial paper will consist of issues that are rated "A-2" or better by S&P or "Prime-2" or better by Moody's. In addition, each Fund may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by each Fund.

        Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instrument purchased by a Fund, each Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods when a Fund is not entitled to exercise its demand rights, and a Fund could, for this or other reasons, suffer a loss with respect to such instrument.

        OPTIONS. The Funds may purchase put and call options. An option on a security (or index) is a contract that gives the holder of the option, in return for the payment of a "premium," the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price prior to the expiration date of the option. The writer of an option on a security has the obligation upon exercise of the option (1) to deliver the underlying security upon payment of the exercise price (in the case of a call option) or (2) to pay the exercise price upon delivery of the underlying security (in the case of a put option). The writer of an option on an index has the obligation upon exercise of the option to pay an amount equal to the cash value of the index minus the exercise price, multiplied by a specified multiplier for the index option. Unlike exchange-traded options, which are standardized, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

        A call option grants to the holder the right to buy (and obligates the writer to sell) the underlying security at the strike price. A put option grants to the holder the right to sell (and obligates the writer to buy) the underlying security at the strike price. The purchase price of an option is called the "premium." The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer, but that person could also seek to profit from an anticipated rise or decline in option prices. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying position exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying position. Generally, any profit realized by an option buyer represents a loss for the option writer. The writing of an option will not be considered to constitute the issuance of a "senior security" by a Fund for purposes of the 1940 Act, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a Fund, if the Fund segregates liquid assets in a segregated account in sufficient amount to cover the transaction.

        If a trading market in particular options were to become unavailable, investors in those options (such as the Funds) would be unable to close out their positions until trading resumes, and they may be faced with substantial losses if the value of the underlying interest moves adversely during that time. Even if the market were to remain available, there may be times when options prices will not maintain their customary or anticipated relationships to the prices of the underlying interests and related interests. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options.

        A Fund bears the risk that the Advisor will not accurately predict future market trends. If the Advisor attempts to use an option as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the option will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving options can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund.

        REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and be held by a custodian bank until repurchased. In addition, the Advisor will monitor a Fund's repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a fund. The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. Repurchase agreements are usually for short periods, seven days or less, but can be for longer periods. A Fund will not enter into a repurchase agreement of a duration of more than seven days if, taken together with other illiquid securities, more than 15% of a Fund's net assets would be so invested.

        RESTRICTED AND ILLIQUID SECURITIES. Each Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. A Fund will not invest more than 15% of the value of its net assets in securities that are illiquid.

        Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A Fund might also have to register such restricted securities in order to dispose of them which, if possible at all, would result in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

        Certain of the Funds may, from time to time, purchase other non-publicly traded securities, private placements and restricted securities. These securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly-traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from sales could be less than those originally paid by a Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly-traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expenses of registration.

        A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

        Each Fund may purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. Rule 144A allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.

        Rule 144A securities may be determined to be liquid in accordance with guidelines established and approved by the Board of Directors of the Funds. If trading in Rule 144A securities were to decline, these securities could become illiquid after being purchased, increasing the level of illiquidity of a Fund. As a result, a Fund holding these securities might not be able to sell these securities when the Advisor wishes to do so, or might have to sell them at less than fair value.

        REVERSE REPURCHASE AGREEMENTS. The Funds may invest in reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The repurchase price will include an interest element. A reverse repurchase agreement is considered to be a borrowing for purposes of the 1940 Act. A Fund will typically invest the cash received from the reverse repurchase agreement and will also continue to receive any principal and interest payments on the security loaned to the reverse repurchase agreement counterparty during the term of the agreement. Reverse repurchase agreements involve the risk that a Fund will not realize earnings from the investment of the cash proceeds obtained from the transaction in sufficient amount to offset the interest paid to the reverse repurchase agreement counterparty. The Funds' custodian bank will be required segregate liquid assets in a segregated account in sufficient amount to cover a Fund's obligation to repurchase the securities under the contract. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the Advisor.

        SECURITIES LENDING. A Fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions). A Fund receives collateral equal to at least 105% of the current market value of the loaned securities and that collateral is marked to market daily. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the collateral received. The Funds will pay reasonable administration and custodial fees in connection with the loan of securities. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, a Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a Fund is not able to recover the securities lent, a Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation. Loans of portfolio securities may not exceed 33 1/3% of a Fund's total assets.

        SHORT-TERM INSTRUMENTS. The Fund may invest in short-term instruments, which include obligations of the U.S. government and its agencies or instrumentalities; commercial paper, variable amount master demand notes and other debt securities, including high quality U.S. dollar-denominated short-term bonds and notes issued by domestic and foreign corporations; variable and floating rate securities; bank obligations; repurchase agreements collateralized by these securities; and shares of other investment companies that primarily invest in any of the above-referenced securities.

        Short-term instruments may also include U.S. dollar-denominated certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and domestic or foreign branches or subsidiaries of foreign banks. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Such instruments include Yankee Certificates of Deposit ("Yankee CDs"), which are certificates of deposit denominated in U.S. dollars and issued in the United States by the domestic branch of a foreign bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds are not insured by the FDIC or any other agency of the U.S. government. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

        Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

        Obligations of foreign branches and subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as certificates of deposit and time deposits, may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

        SWAP AGREEMENTS. A swap agreement is an agreement between two parties to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (notional amount) with the payments calculated with reference to a specified asset, reference rate, or index. Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps, and total return swaps. Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index. A Fund is required to maintain liquid assets in a segregated account in an amount sufficient to cover its obligations under the swap agreement.

        The use of swap agreements by a Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. For example, if the counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, a Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

        Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, a swap transaction may be subject to a Fund's limitation on investments in illiquid securities. Swap agreements may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive (or cheap) relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity or to realize the intrinsic value of the swap agreement.

        The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

                     III. FUNDAMENTAL INVESTMENT LIMITATIONS

        Each Fund has adopted the following investment limitations as fundamental limitations, which cannot be changed without the approval of the holders of a majority of a Fund's outstanding shares. For these purposes, a "majority of outstanding shares" means the vote of the lesser of: (1) 67% or more of the outstanding shares of a Fund, if the holders of more than 50% of a Fund's outstanding shares are present or represented by proxy; or (2) more than 50% of the outstanding shares of a Fund. The Funds may not:

        1. Borrow money or issue senior securities, except through reverse repurchase agreements or otherwise as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority.

        2. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent a Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities.

        3. Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

        4. Make loans, except as permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority.

        5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities issued by any company engaged in the real estate business.

        6. Act as an underwriter of another issuer's securities, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of portfolio securities.

        7. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings. Initial and variation margin for futures and options contracts will not be deemed to be a pledge of a Fund's assets.

        Compliance with the investment limitations set forth above is measured at the time the securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction, however, with respect to borrowings and illiquid securities, as described herein, changes in the percentages of such securities after the time of investment will be monitored and assessed to ensure the Funds' compliance with said limitations.

                                 IV. MANAGEMENT

OFFICERS AND DIRECTORS

        The business and affairs of the Funds are managed under the direction of the Company's Board of Directors (the "Board"). The Directors and executive officers of the Company, their addresses, ages, principal occupations during the past five years, and other affiliations are set forth below. Each Director serves until his termination; retirement, resignation, or death; or as otherwise specified in the Company's organizational documents. The Board is currently comprised of five Directors, of whom four Directors are not "interested" persons of the Fund or the Advisor, as defined under the 1940 Act ("Disinterested Directors"). The Directors may also serve as Directors for other funds advised by the Advisor or for funds that have an investment advisor that is affiliated with the Advisor. The mailing address of the Directors and officers is 420 Lexington Avenue, New York, New York 10170.



                                                 Term of                                 Number of
                                  Position(s)    Office and      Principal               Portfolios in Fund
Name, Address,                    Held with      Length of       Occupation(s) During    Complex Overseen by   Other Directorships
and Age                           Fund           Time Served     Past 5 Years            Director              held by Director
-------------------------------   -------------  -------------   --------------------    --------------------  --------------------
Disinterested Directors:
[          ]
[          ]
[          ]
[          ]
Interested Directors/
Officers:*
Anthony F. Dudzinski              Director and     Since 2007    Chief Operating          20                   Director, TDAX Funds,
Age 44,                                Vice                      Officer, XShares                              Inc.
420 Lexington Avenue                President                    Group LLC since 2006;
New York, New York                                               CEO US Euro
10170                                                            Securities 2004 to
                                                                 2006;
                                                                 President and COO of
                                                                 M. H. Meyerson
                                                                 & Co., Inc.
                                                                 from 2000 to
                                                                 2003.

Jeffrey L. Feldman                  President      Since 2007    CEO XShares Group LLC   N/A                            N/A
Age 58,                             and Chief                    since 2006; Officer
420 Lexington Avenue                Executive                    WellSpring BioCapital
New York, New York 10170             Officer                     Partners
                                                                 from 2004 to 2006;
                                                                 Broadmark Capital
                                                                 Corporation from 2001
                                                                 to 2004.

David W. Jaffin                     Secretary      Since 2007    Chief Financial         N/A                            N/A
Age 52,                                and                       Officer, XShares
420 Lexington Avenue                Treasurer                    Group LLC since 2006;
New York, New York 10170                                         President, Technical
                                                                 Coatings
                                                                 Laboratory from
                                                                 2000 to 2005.

------------------------
* Officers/Directors of the Company are "interested persons" as defined in the 1940 Act.

        No officer, director or employee of the Advisor or any of its affiliates receives any compensation from the Company or the Funds for serving as an officer or Director of the Company or the Funds. The Company pays each Disinterested Director an annual fee of [$]. The Chairman of the Company's Audit Committee will not receive any additional compensation. The Company reimburses each Director for his or her costs and expenses associated with their performance of their duties hereunder, including the cost and expenses associated with attendance of meetings of the Board.

        Directors' fees and expenses are allocated among the Funds based on each Fund's relative net assets. Assuming that four meetings of the Board are held annually, it is estimated that the compensation to each Director for the fiscal year ended [], will be(1):


                                                      Pension or Retirement                           Total Compensation From
                                     Aggregate         Benefits Accrued as        Estimated Annual        Company and Fund
                                 Compensation from       Part of Company            Benefits Upon         Complex Paid to
   Name of Person, Position           Company              Expenses(1)               Retirement              Directors
-------------------------------  -----------------   ------------------------    ------------------  --------------------------
Anthony F. Dudzinski                     -                      -                         -                        -
[          ]                     [$     ]                       -                         -             [$     ]
[          ]                     [$     ]                       -                         -             [$     ]
[          ]                     [$     ]                       -                         -             [$     ]
[          ]                     [$     ]                       -                         -             [$     ]




        Director Ownership of Fund Shares. The following table shows the dollar range of fund shares beneficially owned by each Director as of __________, []. Since the Funds have not yet commenced operations, none of the Directors own any shares of the Funds.


------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------


                                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                    DOLLAR RANGE OF EQUITY                               SECURITIES IN ALL
          NAME OF DIRECTOR                         SECURITIES FOR EACH FUND                    FUNDS OVERSEEN BY DIRECTOR IN COMPLEX
          ----------------                         ------------------------                    -------------------------------------
Anthony F. Dudzinski                                         N/A                                                N/A
[          ]                                                 N/A                                                N/A
[          ]                                                 N/A                                                N/A
[          ]                                                 N/A                                                N/A
[          ]                                                 N/A                                                N/A


BOARD COMMITTEES

        The Funds' Board of Directors has established the following committees:

        Audit Committee. The Board has an Audit Committee that meets at least twice annually to select, oversee and set the compensation of the Company's independent registered public


--------
(1) The estimated compensation shown in this chart is for the period beginning on[], through []. This compensation is estimated only, based on current compensation levels. There is no assurance that this estimate is reliable and actual compensation may be higher or lower than that reflected above.

accounting firm (the "Accountants"). The Audit Committee is responsible for pre-approving all audit and non-audit services performed by the Accountants for the Company and for pre-approving certain non-audit services performed by the Accountants for the Advisor and the Funds' sub-advisor and certain of their control persons. The Audit Committee is comprised of all of the Company's Disinterested Directors. The Audit Committee also meets with the Accountants to review the Funds' financial statements and to report on its findings to the Board, and to provide the Accountants the opportunity to report on various other matters. The Audit Committee also acts as the Company's qualified legal compliance committee.

        Nominating Committee. The Board has a Nominating Committee to whose discretion the selection and nomination of directors who are not "interested persons," as defined in the 1940 Act, of the Funds is committed. The Nominating Committee is comprised of all of the Company's Disinterested Directors. This committee will consider any candidate for Director recommended by a current shareholder if the Committee is required by law to do so.

INVESTMENT ADVISOR AND SUB-ADVISOR

        XShares Advisors, LLC (the "Advisor") serves as the investment advisor to the Funds with overall responsibility for the general management and administration of the Funds, subject to the supervision of the Company's Board of Directors. The Advisor is also responsible for employing any sampling strategy for the Funds. The Advisor is a newly organized investment advisor located at 420 Lexington Avenue, New York, NY 10170. The Advisor's parent company is XShares Group LLC ("XShares Group"). XShares Group is an early stage financial services company specializing in the development of innovative financial products and investment strategies.

        BNY Investment Advisors, a separate identifiable division of The Bank of New York, a New York state banking corporation, having its principal office and place of business at 1633 Broadway, 13th Floor, New York, NY 10019, acts as investment sub-advisor (the "Sub-Advisor" or "BNY"). As of [_______], the Sub-Advisor managed approximately [$__________] billion in assets. Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor, the Sub-Advisor will be responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds' Board of Directors. In this regard, the Sub-Advisor will be responsible for implementing the replication strategy for each Fund with regard to its Underlying Index and for general administration, compliance and management services as may be agreed between the Advisor and the Sub-Advisor from time to time.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

        The Advisor serves as the investment advisor to each of the Funds pursuant to an Investment Advisory Agreement with the Company (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Advisor is responsible, subject to the supervision of the Company's Board for the day-to-day management of each Fund in accordance with each Fund's investment objectives, policies and strategies. The Advisor also administers the Company's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits its officers and employees to serve without compensation as officers, Directors or employees of the Company. Pursuant to the Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors for the performance of any of the services to be provided by the Advisor under the Advisory Agreement. Under the Investment Advisory Agreement, the Advisor is also responsible for arranging sub-advisory, transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.

        For the services it provides to the Funds, the Advisor receives a
unified advisory fee equal to an annual rate of [       ]% of each Fund's
average daily net assets. The fees are accrued daily and paid monthly. Out of the advisory fee, the Advisor pays all fees and expenses of the Sub-Advisor, Transfer Agent, Administrator and Accounting Agent and Custodian. The Fund is responsible for the payment of all other expenses associated with its operation, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), fees and expenses of the Chief Compliance Officer and expenses associated with the Funds' compliance program, litigation expenses, fees and expenses of the Funds' independent auditors, registration fees, expenses associated with compliance by the Fund with mandatory regulatory mandates, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses.

        The Advisor at its discretion may waive its right to any portion of the advisory fee and may use any portion of this fee for purposes of shareholder and administrative services and for distribution of the Fund's shares. See "Distributor And Rule 12b-1 Plan" below. There can be no assurance that such fees will be waived in the future.

        In accordance with the terms of the Sub-Advisory Agreement, the Advisor pays the Sub-Advisor, out of its own resources, a fee based on a percentage of the average daily net assets of each Fund as set forth below:

     o [ ]basis points ( [ ] %) of the first $100 million in combined daily net assets of all Funds; and

     o [ ]basis points ( [ ] %) of the combined daily net assets of all Funds in excess of $100 million.

        There is a minimum annual fee of [$] per Fund.

        The Advisory Agreement and Sub-Advisory Agreement, with respect to each Fund, were initially approved by the Board on [ ][ ], [ ]. The Advisory Agreement and Sub-Advisory Agreement, with respect to each Fund, continue in effect for two years from its effective date and may be continued in effect annually thereafter if such continuance is approved by (i) the Board, or (ii) a majority (as defined in the 1940 Act) of the outstanding voting securities of each applicable Fund, provided that in either case the continuance is also approved by a majority of the Disinterested Directors, by a vote cast in person at a meeting called for the purpose of voting on such continuance. The Advisory Agreement and Sub-Advisory Agreement are each terminable without penalty by the Company with respect to one or more of the Funds on 60 days' written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Disinterested Directors), or by the Advisor or Sub-Advisor (as applicable) on 60 days' written notice, and will automatically terminate in the event of its assignment. Each of the Advisory Agreement and Sub-Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Advisor or Sub-Advisor, or of reckless disregard by each of them of their obligations thereunder, the Advisor and the Sub-Advisor shall not be liable for any action or failure to act in accordance with its duties thereunder.

PORTFOLIO MANAGERS

        Set forth below is information regarding the individuals identified in the Prospectus as primarily responsible for the day-to-day management of the Funds ("Portfolio Managers").

        Each Fund is managed by a separate division of the Sub-Advisor called the Index Fund Management Division. The five most senior members of the Index Fund Management Division that are responsible for the day-to-day management of the Funds are Kurt Zyla, Lloyd Buchanan, Denise Krisko, Robert McCormack and Todd Rose. Mr. Zyla, a Managing Director of BNY, has supervised the Index Fund Management Division since 1996. He joined BNY in 1989. Prior to his current position, he was employed by BNY in a number of capacities. Mr. Buchanan has been a Portfolio Manager in the Index Fund Management Division since January 2002. Prior to joining the Sub-Advisor, Mr. Buchanan was a Vice President and Chief Operating Officer of Axe Houghton Associates, Inc., an investment management subsidiary of Hoenig Group. Ms. Krisko is a Senior Portfolio Manager in the Index Fund Management Division. Prior to joining BNY in 2005, she was a portfolio manager and trader at Northern Trust (2003-2004) and at Deutsche Asset Management (2000-2003). Mr. McCormack has been a Senior Portfolio Manager in the Index Fund Management Division since 2002. Prior thereto, he was a portfolio manager and trader in the Special Equities and Products Group of the Sub-Advisor from 2001-2002. Mr. Rose has been a Portfolio Manager in the Index Fund Management Division since 2000.

        Each of the portfolios or accounts managed by the Portfolio Managers in BNY's Index Fund Management Division are index funds which therefore seek to track the rate of return, risk profile and other characteristics of an index by either replicating the same combination of securities that compose that index or through a representative sampling of the securities that compose that benchmark based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. The Portfolio Managers in BNY's Index Fund Management Division manages these other accounts as a team.

        As of [March 8, 2007], the team managed six other registered investment companies with approximately [$2.58] billion in assets; twelve pooled investment vehicles with approximately [$6.89] billion in assets and forty other separately managed accounts with approximately [$13.38] billion in assets. Other than these accounts, there are no separate accounts individually managed by any of the Portfolio Managers on the team.

Portfolio Manager Compensation

        As of [], the Sub-Advisor's Portfolio Managers' compensation generally consists of base salary, bonus, and various long-term incentive compensation vehicles, if eligible. In addition, the Portfolio Managers are eligible for the standard retirement benefits and health and welfare benefits available to all BNY employees. In the case of Portfolio Managers who are also responsible for managing managed accounts other than the Funds, the method used to determine their compensation is the same for all Funds and investment accounts. A Portfolio Manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by BNY's Human Resources Department. A Portfolio Manager's base salary is generally a fixed amount that may change as a result of periodic reviews, upon assumption of new duties, or when a market adjustment of the position occurs. A Portfolio Manager's bonus is determined by a number of factors. One factor is gross, pre-tax performance of a fund relative to expectations for how the fund should have performed, given its objectives, policies, strategies and limitations, and the market environment during the measurement period. This performance factor is not based on the value of assets held in a Fund's portfolio. For each Fund, the performance factor depends on how the Portfolio Manager performs relative to the Fund's benchmark and the Fund's peer group, over one-year and three-year time periods. Additional factors include the Portfolio Manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The bonus is paid on an annual basis.

        Portfolio Manager Ownership of Fund Shares. Since the Funds have not yet commenced operations, none of the Portfolio Managers beneficially own any shares of the Funds.

Potential Conflicts of Interest

        The Portfolio Managers for each Fund manage multiple portfolios for multiple clients. These accounts may include investment companies, separate accounts (assets managed on behalf of individuals and institutions such as pension funds, insurance companies and foundations), and bank collective and common trust accounts. Each Portfolio Manager generally manages portfolios having substantially the same investment style as the relevant Fund. However, the portfolios managed by a Portfolio Manager may not have portfolio compositions identical to those of the Fund(s) managed by the Portfolio Manager due, for example, to specific investment limitations or guidelines present in some portfolio or Funds but not others. The Portfolio Managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A Portfolio Manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a Portfolio Manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the sub-advisory fees paid to the Sub-Advisor. However, the compensation structure for Portfolio Managers generally does not provide any incentive to favor one account over another because that part of a manager's bonus based on performance is not based on the performance of one account to the exclusion of others.

DISTRIBUTOR AND RULE 12b-1 PLAN

        Distributor. ALPS Distributors, Inc., a Colorado corporation with principal offices at 1625 Broadway, suite 2200, Denver, Colorado, serves as the distributor of Creation Units for each Fund on an agency basis (the "Distributor"). The Distributor has entered into a Distribution Agreement with the Company pursuant to which it distributes the shares of the Funds. Shares are continuously offered for sale by the Distributor only in Creation Unit Aggregations. Fund shares in less than Creation Unit Aggregations are not distributed by the Distributor.

        Under the Distribution Agreement, the Distributor, for nominal consideration (i.e., $1.00) and as agent for the Funds, will solicit orders for the purchase of the Funds' shares, provided that any subscriptions and orders will not be binding on the Funds until accepted by the Funds. The Distributor will deliver Prospectuses and, upon request, Statements of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

        The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund shares. Such Soliciting Dealers may also be Participating Organizations (as discussed in "Procedures for Creation of Creation Unit Aggregations" below) or DTC participants (as defined below).

        The Distribution Agreement was initially approved by the Board on [    ]
[    ], [       ]. The Distribution Agreement continues in effect for two years from its effective date and may be continued in effect annually thereafter if such continuance is approved by (i) the Board, or (ii) a majority (as defined in the 1940 Act) of the outstanding voting securities of each applicable Fund, provided that in either case the continuance is also approved by a majority of the Disinterested Directors, by a vote cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Agreement is terminable without penalty by the Company with respect to one or more of the Funds on 60 days written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Disinterested Directors), or by the Distributor on 60 days written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or of reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

        Rule 12b-1 Plan. The Company's Board of Directors has adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act with respect to each Fund (the "Plan"). Under the Plan, the Funds may reimburse the Distributor up to a maximum rate of 0.25% per annum of the Funds' average daily net assets (the "Shareholder Servicing Fee") for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. The fee is accrued daily and paid monthly. The Board of Directors has determined that no payments will be made by the Funds under the Rule 12b-1 Plan during the first twelve months of the Funds' operation.

        The Plan also provides that the Advisor or the Distributor may make payments from time to time from their own resources, which may include the advisory fees, distribution fees and past profits for the following purposes:
(i) to pay the costs of and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Funds; (ii) to compensate certain Participating Organizations for providing assistance in distributing the shares of the Funds; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Funds' shares. Such payments will not increase the amount which the Funds are required to pay to the Advisor or the Distributor for any fiscal year under the Investment Advisory Agreement or Distribution Agreement in effect for that year.

        In accordance with Rule 12b-1, the Plan provides that all written agreements relating to the Plan entered into between either the Funds or the Distributor and Participating Organizations or other organizations must be in a form satisfactory to the Funds' Board of Directors. In addition, the Plan requires the Funds and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended for pursuant to the Plan and identifying the servicing and distribution activities for which those expenditures were made.

        The Plan provides that it may continue in effect for successive annual periods provided it is approved by the Funds' shareholders or by the Board of Directors, including a majority of Disinterested Directors. The Plan was
initially approved by the Board of Directors on [       ][       ], [       ],
and will remain in effect until [       ][       ], [       ]. The Plan further
provides that it may not be amended to increase materially the amounts which may be spent by the Funds pursuant to the Plan without shareholder approval, and that other material amendments must be approved by the Board of Directors, in the manner described in the preceding sentence. The Plan may be terminated at any time by a vote of a majority of the Disinterested Directors or the Funds' shareholders.

ADMINISTRATOR AND ACCOUNTING AGENT

        The Bank of New York Company, Inc. ("BONY") serves as Administrator and Accounting Agent for the Funds. Its principal address is 101 Barclay Street, New York, New York 10286.

        BONY serves as Administrator and Accounting Agent for the Funds pursuant to an Administration and Accounting Agreement. Under the Administration and Accounting Agreement, BONY is obligated on a continuous basis, to provide certain administration, valuation, accounting and computational services necessary for the proper administration of the Company and each Fund. As a Fund Accountant, BONY holds the Funds' assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. Pursuant to the Administration and Accounting Agreement, the Company has agreed to indemnify BONY for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

CUSTODIAN AND TRANSFER AGENT

        BONY, 101 Barclay Street, New York, New York 10286 also serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, BONY hold the Funds' assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. BONY may be reimbursed by the Funds for its out-of-pocket expenses.

LEGAL COUNSEL

        Paul, Hastings, Janofsky & Walker LLP, 75 East 55th Street, New York, New York 10022, serves as legal counsel to the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING COMPANY

        [____________] serves as the Funds' independent registered public accounting firm. The independent registered public accounting firm audits the Funds' annual financial statements and provides other related services.

                V. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

        As of [], the officers and Directors, as a group, owned beneficially less than 1% of the shares of any of the Funds.

        As of [], no shareholder owned of record, 5% or more of the outstanding shares of a Fund.

                               VI. CODE OF ETHICS

        The Company, the Advisor, the Sub-Advisor and the Distributor have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics restrict the personal securities transactions of access persons, as defined in the codes, of the Funds in securities that may be purchased or held by the Funds to ensure that such investments do not disadvantage the Funds. The codes of ethics for the Company, the Advisor, the Sub-Advisor and the Distributor are filed as exhibits to the Funds' registration statement and instructions concerning how these documents can be obtained may be found on the back cover of the Funds' Prospectus.

                           VII. PROXY VOTING POLICIES

        The Board of Directors has delegated the responsibility to vote proxies for securities held in the Funds' portfolios to the Advisor, subject to the Board's oversight. The Advisor's proxy voting policies, attached as Appendix A, are reviewed periodically, and, accordingly are subject to change. Each Fund's voting record relating to portfolio securities for the 12-month period ended [__________, 2007], may be obtained upon request and without charge by calling
1-800- and, on the Fund's website at www.[       ] and on the SEC's website at
http://www.sec.gov.

              VIII. PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

        The Company's Board of Directors has adopted a policy regarding the disclosure of information about the Funds' portfolio securities. The Funds' portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services including publicly available internet web sites. In addition, a basket composition file, which includes the security names and share quantities required to be delivered in exchange for Fund shares, together with estimates and actual cash components, is
publicly disseminated daily prior to the opening of the [       ] via the
National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of the applicable Fund.

                           IX. PORTFOLIO TRANSACTIONS

        The policy of the Company regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining "best execution" of transaction at commission rates that are reasonable in relation to the value of brokerage services obtained. Consistent with this policy, when securities transactions are effected on a stock exchange, the Company's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor and Sub-Advisor rely upon their experience and knowledge regarding commissions generally charged by various brokers and on their judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable.

        The Advisor and Sub-Advisor owe a fiduciary duty to their clients to obtain best execution on trades effected. "Best execution" does not necessarily mean that only brokers offering the lowest available commission rate will be selected to execute transactions. In determining "best execution," the full range of brokerage services applicable to a particular transaction may be considered, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Advisor and Sub-Advisor will also use ECNs when appropriate.

        The Advisor and Sub-Advisor do not presently participate in any soft dollar arrangements. They may, however, aggregate trades with clients of the Sub-Advisor, whose commission dollars are used to generate soft dollar credits. Although the Company's commissions are not used for soft dollars, the Company may benefit from the soft dollar products/services received by the Sub-Advisor.

        The Advisor and Sub-Advisor assume general supervision over placing orders on behalf of the Company for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Company and one or more other clients of the Advisor or Sub-Advisor are considered at or about the same time, transactions in such securities are allocated among the several clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Advisor and Sub-Advisor. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Company is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Company.

        Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund may exceed 100%. The overall reasonableness of brokerage commissions is evaluated by the Advisor and Sub-Advisor based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.

                                 X. SHARE PRICE

NET ASSET VALUE

        Each Fund's share price, called its net asset value, or NAV, is
calculated each business day as of the close of regular trading on the [      ],
generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class.

                     XI. INFORMATION ABOUT INDEXIQ(TM) METRIX(TM) SHARES

        Each Fund offers and issues an exchange-traded class of shares called IndexIQ(TM) METRIX(TM) Shares. Each Fund issues and redeems IndexIQ(TM) METRIX(TM) Shares in large lots, known as "Creation Units." To purchase or redeem a Creation Unit, you must be a Participating Organization or you must do so through a broker that is a Participating Organization. A Participating Organization is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC) or a participant in the Depository Trust Company (DTC) that has executed a Participant Agreement with the Funds' Distributor.

        Each Fund issues Creation Units in kind, in exchange for a basket of stocks that are part of the Fund's Underlying Index (Deposit Securities). Each Fund also redeems Creation Units in kind; an investor who tenders a Creation Unit will receive, as redemption proceeds, a basket of stocks that are part of a Fund's portfolio holdings (Redemption Securities). The Deposit Securities and the Redemption Securities will usually, but may not necessarily always, be the same. As part of any creation or redemption transaction, the investor will either pay or receive some cash in addition to the securities, as described more fully below. Each Fund reserves the right to issue Creation Units for cash, rather than in kind, although each has no current intention of doing so.

INFORMATION ABOUT THE UNDERLYING INDEX AND THE INDEX ADMINISTRATORS

        The Underlying Indexes are developed by IndexIQ(TM), Inc. based on its own proprietary intellectual model. In establishing each Underlying Index, IndexIQ(TM), Inc. has developed a set of inclusion/exclusion criteria for determining when a security should be included or excluded from an Underlying Index. IndexIQ(TM), Inc. and Standard & Poor's serve as the Index Administrators for each Underlying Index and in that capacity, have responsibility and authority for maintaining each Underlying Index and determining, in accordance with this objective criteria, which securities are to be added or removed from an Underlying Index. Each Underlying Index is compiled, maintained and calculated without regard to the Advisor, Sub-Advisor, or Distributor. The Index Administrators have no obligation to take the specific needs of the Advisor, Sub-Advisor or Distributor into account in the determination and calculation of the Underlying Index.

        It is expected that each Underlying Index will be available through major market data vendors as a result of dissemination to the Consolidated
Association by the [       ]. The [       ] is not affiliated with the Company,
the Funds, the Advisor, the Sub-Advisor or the Distributor. Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement with IndexIQ(TM), Inc.

EXCHANGE LISTING AND TRADING

        Each Fund's IndexIQ(TM) METRIX(TM) Shares have been approved for listing
on the [       ] and will trade on the [       ] at market prices that may
differ from net asset value. The only relationship that the [       ] has with
the Advisor, the Sub-Advisor, the Distributor or the Company in connection with
the Funds is that the [       ] lists the IndexIQ(TM) METRIX(TM) Shares pursuant
to its listing agreement with the Company. The [       ] has no obligation or
liability in connection with the administration, marketing or trading of the Funds.

        There can be no assurance that, in the future, a Fund's IndexIQ(TM)
METRIX(TM) Shares will continue to meet all of the [       ]'s listing
requirements. The [       ] may, but is not required to, delist a Fund's
IndexIQ(TM) METRIX(TM) Shares if: (1) following the initial 12-month period beginning upon the commencement of trading, there are fewer than 50 beneficial owners of a Fund's IndexIQ(TM) METRIX(TM) Shares for 30 or more consecutive trading days; (2) the value of the Underlying Index related to the Fund is no longer calculated or available; or (3) such other event shall occur or condition
exist that, in the opinion of the [       ], makes further dealings on the
[       ] inadvisable. The [       ] will also delist a Fund's IndexIQ(TM)
METRIX(TM) Shares upon termination of a Fund's IndexIQ(TM) METRIX(TM) Shares class.

        As with any stock traded on an exchange, purchases and sales of a Fund's IndexIQ(TM) METRIX(TM) Shares will be subject to usual and customary brokerage commissions. The Company reserves the right to adjust the price levels of the IndexIQ(TM) METRIX(TM) Shares (but not their value) in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, and would have no effect on the net assets of a Fund.

BOOK ENTRY ONLY SYSTEM

        DTC acts as securities depositary for the IndexIQ(TM) METRIX(TM) Shares. IndexIQ(TM) METRIX(TM) Shares are registered in the name of the DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for IndexIQ(TM) METRIX(TM) Shares. DTC is a limited-purpose trust company that was created to hold securities of its participants (the DTC Participants) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

        Beneficial ownership of IndexIQ(TM) METRIX(TM) Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in IndexIQ(TM) METRIX(TM) Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of IndexIQ(TM) METRIX(TM) Shares.

        Each Fund recognizes DTC or its nominee as the record owner of all IndexIQ(TM) METRIX(TM) Shares for all purposes. Beneficial Owners of IndexIQ(TM) METRIX(TM) Shares are not entitled to have IndexIQ(TM) METRIX(TM) Shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of IndexIQ(TM) METRIX(TM) Shares.

        Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Company upon request and for a fee a listing of the IndexIQ(TM) METRIX(TM) Shares of each Fund held by each DTC Participant. The Company shall obtain from each such DTC Participant the number of Beneficial Owners holding IndexIQ(TM) METRIX(TM) Shares, directly or indirectly, through such DTC Participant. The Company shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Company shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

        Share distributions shall be made to DTC or its nominee as the registered holder of all IndexIQ(TM) METRIX(TM) Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in IndexIQ(TM) METRIX(TM) Shares of the appropriate Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of IndexIQ(TM) METRIX(TM) Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

        The Company has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such IndexIQ(TM) METRIX(TM) Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

        DTC may determine to discontinue providing its service with respect to IndexIQ(TM) METRIX(TM) Shares at any time by giving reasonable notice to the Company and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Company shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of IndexIQ(TM) METRIX(TM) Shares, unless the Company
makes other arrangements with respect thereto satisfactory to the [       ] (or
such other exchange on which IndexIQ(TM) METRIX(TM) Shares may be listed).

PURCHASE AND ISSUANCE OF INDEXIQ(TM) METRIX(TM) SHARES IN CREATION UNITS

        The Funds issue and sell IndexIQ(TM) METRIX(TM) Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day, of an order in proper form. The Funds will not issue fractional Creation Units. A
Business Day is any day on which the [       ] is open for business.

FUND DEPOSIT

        The consideration for purchase of a Creation Unit from a Fund generally consists of the in kind deposit of a designated portfolio of equity securities (the Deposit Securities) per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index and an amount of cash (the Cash Component) consisting of a Balancing Amount (described below) and a Transaction Fee (also described below). Together, the Deposit Securities and the Cash Component constitute the Fund Deposit.

        The Balancing Amount is an amount equal to the difference between the net asset value (NAV) of a Creation Unit and the market value of the Deposit Securities (the "Deposit Amount"). It ensures that the NAV of a Fund Deposit (not including the Transaction Fee) is identical to the NAV of the Creation Unit it is used to purchase. If the Balancing Amount is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), then that amount will be paid by the purchaser to the Fund in cash. If the Balancing Amount is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), then that amount will be paid by the Fund to the purchaser in cash (except as offset by the Transaction Fee, described below).

        The Company, through the NSCC (discussed below), makes available on each
Business Day, immediately prior to the opening of business on the [       ]
(currently 9:30 a.m., Eastern Time), a list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit for each Fund (based on information at the end of the previous Business Day). The Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced Fund Deposit composition is made available. Each Fund reserves the right to accept a nonconforming Fund Deposit.

        The identity and number of shares of the Deposit Securities required for a Fund Deposit may change to reflect rebalancing adjustments and corporate actions by a Fund, or in response to adjustments to the weighting or composition of the component stocks of the Underlying Index. In addition, the Company reserves the right to permit or require the substitution of an amount of cash - i.e., a "cash in lieu" amount - to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery, may not be eligible for transfer through the Clearing Process (discussed below), or may not be eligible for trading by a Participating Organization (as defined below) or the investor for which a Participating Organization is acting. Brokerage commissions incurred in connection with acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be an expense of the Fund. However, the Advisor, subject to the approval of the Board of Directors, may adjust the Transaction Fee (described below) to protect existing shareholders from this expense.

        In addition to the list of names and numbers of securities constituting the current Deposit Securities, the Company, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the appropriate Fund, and the Fund's determination shall be final and binding.

PROCEDURES FOR CREATION OF CREATION UNITS

        To be eligible to place orders with the Distributor and to purchase Creation Units from a Fund, you must be (i) a Participating Organization, i.e., a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC, or (ii) a DTC Participant, and in each case, must have executed an agreement with the Distributor governing the purchase and redemption of Creation Units (the Participant Agreement). A Participating Organization and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participation

Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

        All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than
the closing time of the regular trading session on the [       ] ("Closing
Time") (ordinarily 4:00 p.m., Eastern Time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern Time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Company permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders Using Clearing Process and the Placement of Creation Orders Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

        All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

        Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The

Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Company, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed.

        Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern Time, of the next Business Day immediately following the Transmittal Date.

        All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Company, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern Time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third
(3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

        Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See "Creation Transaction Fee" section below).

        Creation Unit Aggregations may be created in advance of receipt by the Company of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern Time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern Time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Company, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Company in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern Time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Company may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Company and Fund for the costs incurred by the Company in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Company will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Company and deposited into the Company. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

        Acceptance of Orders for Creation Unit Aggregations. The Company reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Company or the Advisor, have an adverse effect on the Company or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Company, the Custodian, the Distributor and the Advisor make it, for all practical purposes, impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Company, the Advisor, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a

Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Company, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

        All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Company, and the Company's determination shall be final and binding.

        Creation Transaction Fee. To compensate the Company for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a fixed creation transaction fee, described below, payable to the Company regardless of the number of creations made each day. An additional charge of up to three (3) times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Company's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Company.

        The Standard Creation/Redemption Transaction Fee for the Fund will be [$]. The Maximum Creation/Redemption Transaction Fee for the Fund will be [$].

        Redemption of Fund Shares in Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Company. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

        With respect to a Fund, the Custodian, through the NSCC, makes available
prior to the opening of business on the [       ] (currently 9:30 a.m., Eastern
Time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

        Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities, as announced on the Business Day of the request for redemption received in proper form, plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

        The right of redemption may be suspended or the date of payment
postponed (i) for any period during which the [       ] is closed (other than
customary weekend and holiday closings); (ii) for any period during which
trading on the [       ] is suspended or restricted; (iii) for any period during
which an emergency exists as a result of which disposal of the shares of the Fund or determination of a Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

        Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Company to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

        Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Company on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern Time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Company after 4:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

        Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Company on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern Time (for the Fund Shares) on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern

Time for any Cash Component, if any, owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Company has deemed an order for redemption outside the Clearing Process received, the Company will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any, owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Company.

        The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Company. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

        If it is not possible to effect deliveries of the Fund Securities, the Company may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Company could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

                     XII. CAPITAL STOCK AND OTHER SECURITIES

        There are no restrictions on the right of shareholders to retain or dispose of the Funds' shares, other than the possible future termination of a Fund or share class. Each Fund or class may be terminated by reorganization into another mutual fund or class or by liquidation and distribution of the assets of the Fund or class. Unless terminated by reorganization or liquidation, each Fund and share class will continue indefinitely.

        The Company is organized as a corporation under Maryland law. A shareholder of a Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts.

        The authorized capital stock of the Company consists of 100,000 shares of stock having a par value of one [0.001 of one cent ($.001)] per share. The Company's Board of Directors is authorized to divide the shares into separate series of stock, one for each of the Funds that may be created. The series (Funds) set forth herein have been established by the Board of Directors under the Articles of Incorporation of the Company. Each series represents a separate pool of assets of the Company's shares and has different objectives and investment policies. Except as noted below, each share when issued will have equal dividend, distribution and liquidation rights within the series for which it was issued, and each fractional share has rights in proportion to the percentage it represents of a whole share. Generally, all shares will be voted in the aggregate, except if voting by class is required by law or the matter involved affects only one class, in which case shares will be voted separately by class. Shares of all series have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. There are no conversion or preemptive rights in connection with any shares of the Funds. The Funds have no sinking fund provisions. All shares when issued in accordance with the terms of the offering will be fully paid and non-assessable. Each Fund's redemption provisions are described in its current Prospectus and elsewhere in this Statement of Additional Information.

        The shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of Directors can elect 100% of the Directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. The Company's By-laws provide the holders of one-third of the outstanding shares of the Funds present at a meeting in person or by proxy will constitute a quorum for the transaction of business at all meetings.

        As a general matter, the Company will not hold annual or other meetings of the Funds' shareholders. This is because the By-laws of the Company provide for annual meetings only as required by the 1940 Act. Annual and other meetings may be required with respect to such additional matters relating to the Funds as may be required by the 1940 Act, any registration of the Funds with the SEC or any state, or as the Directors may consider necessary or desirable.

Each Director serves until the next meeting of shareholders called for the purpose of considering the re-election of such Director or the election of a successor to such Director.

                        XIII. DIVIDENDS AND DISTRIBUTIONS

        The following information supplements and should be read in conjunction with the section in the Prospectus entitled "DISTRIBUTIONS."

        General Policies. Dividends from net investment income, if any, are declared and paid annually by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Company may make distributions on a more frequent basis for certain Funds to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

        Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Company.

        The Company makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Company, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Company reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income.

        Dividend Reinvestment Service. The Company will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the same Fund based on a payable date NAV.

                                  XIV. TAXATION

        The following supplements the tax information contained in the Prospectus.

        For federal income tax purposes, each Fund is treated as a separate corporate entity and has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. Such qualification generally relieves a Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with applicable requirements. If, for any reason, a Fund does not qualify for a taxable year for the special federal tax treatment afforded regulated investment companies, the Fund would be subject to federal tax on all of its taxable income at regular corporate rates, without any deduction for dividends to shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of such Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction available in some circumstances to corporate shareholders. Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

        A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses), if any. The Funds intend to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

        Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

        The tax principles applicable to transactions in financial instruments and futures contacts and options that may be engaged in by a Fund and investments in passive foreign investment companies ("PFICs") are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions or to borrow money so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to Shareholders as ordinary income. In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the PFIC shares.

Special rules govern the federal income tax treatment of certain transactions denominated in a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock);
(2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option, or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts, and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "Section 988 hedging transaction" will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

Each Fund will be required in certain cases to withhold "backup withholding" on taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients." Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder's ultimate federal income tax liability if proper documentation is provided.

        The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state, local and foreign taxes.

                                XV. LICENSE GRANT

        The Funds are not sponsored, endorsed, sold or promoted by IndexIQ(TM), Inc., the licensor. IndexIQ(TM), Inc. makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Underlying Indexes to track general market performance. IndexIQ(TM), Inc.'s only relationship to the Advisor, the licensee, is the licensing of the Underlying Indexes which are determined, composed and calculated by IndexIQ(TM), Inc. without regard to the Advisor or the Funds. IndexIQ(TM), Inc. has no obligation to take the needs of the Advisor or the owners of the Funds into consideration in determining, composing or calculating the Underlying Indexes. IndexIQ(TM), Inc. is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. IndexIQ(TM), Inc. has no obligation or liability in connection with the administration, marketing or trading of the Funds.

        INDEXIQ(TM), INC. DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. INDEXIQ(TM), INC. MAKES NO WARRANTY, EXPRESS OR

IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISOR, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED PURSUANT TO THE APPLICABLE LICENSE AGREEMENT OR FOR ANY OTHER USE. INDEXIQ(TM), INC. MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL INDEXIQ(TM), INC. HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                            XVI. FINANCIAL STATEMENTS

        Each Fund's financial statements and the reports thereon of [_______________], an independent registered public accounting firm, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of each Fund's performance, please see the Funds' annual and semi-annual reports to shareholders, which may be obtained without charge.

PART C
                                OTHER INFORMATION
Item 23. Exhibits.
(a)     Articles of Incorporation:  (1)

(b) By-laws: (1)

(c) Instruments Defining Rights of Security Holders: *

(d) Investment Advisory Contracts: *

(e) Underwriting Contracts: *

(f) Bonus or Profit Sharing Contracts: Not applicable.

(g) Custodian Agreements: *

(h) Other Material Agreements: *

(i) Legal Opinion: *

(j) Other Opinions: Filed herewith.

(k) Not applicable.

(l) Initial Capital Agreements: *

(m) Not applicable.

(n) Not applicable.

(o) Codes of Ethics: *

(p) Power of Attorney: *

---------------------------------------------------
* To be filed by amendment.





--------
(1) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on January 18, 2007.

Item 24. Persons controlled by or Under Common Control with the Fund.

        The Registrant may be deemed to be under common control with HealthSharesTM, Inc., StateSharesTM, Inc., TDAX Funds, Inc., and Realty Funds, Inc.

Item 25.   Indemnification.

        Reference is made to the provisions of Article X of the Registrant's Articles of Incorporation filed as an exhibit to this Registration Statement (as noted in Item 23 above) and Article XII of Registrant's By-Laws filed as an exhibit to this Registration Statement (as noted in Item 23 above).

Item 26.   Business and Other Connections of Investment Adviser.

        Reference is made to the sections entitled "Fund Management" in the Prospectus and "Management" in the Statement of Additional Information for information regarding the business of the Adviser and Sub-Adviser.

        For information as to the business, profession, vocation and employment of a substantial nature of each of the directors and officers of the Adviser, reference is made to the Adviser's current Form ADV (File No. 141392), pursuant to the Investment Advisers Act of 1940, as amended incorporated herein by reference.

Item 27.        Principal Underwriters.

        (a) ALPS Distributors, Inc. (the "Distributor"), acts as the distributor for the Registrant and the following investment companies: AARP Funds, Ameristock Mutual Funds, Inc., BLDRS Index Fund Trust, Campbell Multi-Strategy Trust, CornerCap Group of Funds, DIAMONDS Trust, Drake Funds, Fifth Third Bank, Financial Investors Trust, Financial Investors Variable Insurance Trust , Firsthand Funds, Forward Funds, HealthShares, Inc., Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, Milestone Funds, Nasdaq 100 Trust, Scottish Widows Investment Partnership, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, State Street Institutional Investment Trust, Stonebridge Funds, Inc., Utopia Funds, W.P. Stewart Funds, Wasatch Funds, Westcore Trust, Williams Capital Liquid Assets Fund and WisdomTree Trust.

        (b) Provide the information required by the following table for each director, officer or partner of each principal underwriter named in the response to Item 20:


                             Positions and Offices                      Positions and Offices
        Name                 with the Distributor                       with the Registrant
        ----                 --------------------                       -------------------


Edmund J. Burke              President, Director                                None
Thomas Carter                Managing Director - Sales and Finance, Director    None
Jeremy O. May                Managing Director - Operations and Client
                             Service, Assistant Secretary, Director             None
Cameron L. Miller            Director                                           None
Diana Adams                  Vice President, Controller and Treasurer           None
Robert J. Szydlowski         Chief Technology Officer                           None
Tane Tyler                   Chief Legal Officer                                None
Brad Swenson                 Chief Compliance Officer                           None

        (c) Not applicable.

Item 28. Location of Accounts and Records.

        [To be completed by amendment.]

        The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder, are maintained in the physical possession of
___________.

Item 29.       Management Services.

        There are no management related service contracts not discussed in Part A or Part B.

Item 30.       Undertakings.

        None.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 16th day of May, 2007.

                                     IndexIQ(TM) Exchange-Traded Funds, Inc.

                                     By:  /s/ Jeffrey L. Feldman
                                        ----------------------------------------
                                            Jeffrey L. Feldman
                                            Authorized Signatory


        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


        SIGNATURE                           CAPACITY                                   DATE
        ---------                           --------                                   ----

         /s/ Jeffrey L. Feldman             President and Chief Executive Officer      May 16, 2007
        ----------------------------
        Jeffrey L. Feldman

         /s/ David W. Jaffin                Secretary and Treasurer                    May 16, 2007
        ----------------------------
        David W. Jaffin

        /s/ Anthony F. Dudzinski            Vice President and Director                May 16, 2007
        ----------------------------
        Anthony F. Dudzinski

                                  EXHIBIT INDEX

(j) Consent of Counsel.